UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4098

Name of Registrant: Vanguard Chester Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2007–March 31, 2008

Item 1: Reports to Shareholders

Vanguard

Vanguard® PRIMECAP Fund Semiannual Report

March 31, 2008

>   Vanguard PRIMECAP Fund returned about –8.0% during the fiscal half-year, a disappointing absolute result that nevertheless compared favorably with the returns of its benchmark.

>   The fund earned excellent returns from select holdings in the materials and energy sectors.

>   Heavy investments in poorly performing health care and information technology stocks weighed on the six-month return.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Fund Profile	8
Performance Summary	10
Financial Statements	11
About Your Fund’s Expenses	23
Glossary	25

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended March 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard PRIMECAP Fund
Investor Shares	VPMCX	–8.0%
Admiral™ Shares[1]	VPMAX	–7.9
S&P 500 Index		–12.5
Average Multi-Cap Growth Fund[2]		–13.2

Your Fund’s Performance at a Glance
September 30, 2007–March 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard PRIMECAP Fund
Investor Shares	$77.82	$67.14	$0.476	$4.223
Admiral Shares	80.82	69.70	0.586	4.381

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

Vanguard PRIMECAP Fund returned about –8.0% during the fiscal six months ended March 31, 2008, as global stock markets pulled back sharply from recent highs. The fund kept a few steps ahead of its benchmark, the S&P 500 Index, in large part because of its limited exposure to embattled banks and brokerages as well as its selection of strongly performing materials stocks.

As of March 31, the fund remained closed to most new investors. Existing shareholders can invest as much as $25,000 annually; Flagship members may open new accounts and are not subject to the $25,000 purchase limit.

Stock prices tumbled amid credit-market woes

The broad U.S. stock market declined –12.4% for the six months ended March 31. Investor sentiment turned bearish amid fears of a U.S. recession, the weakening U.S. dollar, and the tightening of global credit markets in the wake of the subprime-mortgage crisis that began in midsummer 2007.

Large-capitalization stocks fared a bit better than small-caps, growth stocks generally outpaced their value-oriented counterparts, and international stocks again outperformed U.S. stocks over the six months; nonetheless, each stock group posted a negative return.

Bond markets were roiled by subprime-mortgage concerns

Credit markets seized up as trouble spread from subprime-mortgage-backed securities to other issues. Investors flocked to higher-quality government and corporate bonds, driving U.S. Treasury bond prices higher.

Unlike stocks, the broad taxable bond market posted a positive return, as interest income and rising Treasury bond prices combined for a six-month return of 5.2%. Tax-exempt municipal bonds returned only 0.7%, as investors stampeded into Treasuries—the highest-quality, most-liquid securities. The divergent performance of taxable and tax-exempt securities left the municipal bonds yielding more than their Treasury counterparts, an unusual development.

In response to the tumult in the credit markets and the deteriorating economic outlook, the Federal Reserve Board reduced its target for the federal funds rate aggressively. The Fed continued a series of rate cuts that began late last summer, ending with a 0.75 percentage point cut in March. The target rate stood at 2.25% at the end of the period, the lowest level since early 2005.

2

Market Barometer
		Total Returns
	Periods Ended March 31, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–12.4%	–5.4%	11.9%
Russell 2000 Index (Small-caps)	–14.0	–13.0	14.9
Dow Jones Wilshire 5000 Index (Entire market)	–12.4	–5.8	12.5
MSCI All Country World Index ex USA (International)	–9.6	2.6	24.0

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.2%	7.7%	4.6%
Lehman Municipal Bond Index	0.7	1.9	3.9
Citigroup 3-Month Treasury Bill Index	1.7	4.2	3.0

CPI
Consumer Price Index	2.4%	4.0%	3.0%

1  Annualized.

3

Tech, health care holdings held back fund’s performance

Over the past few years, Vanguard PRIMECAP Fund has invested heavily in information technology and health care stocks. The fund’s advisor, PRIMECAP Management Company, expects these research-intensive industries to capitalize on favorable economic and demographic trends—the global proliferation of computer networks, for example, and the aging of the baby boomers.

As the fund has waited for these benefits to materialize, however, it has earned its best returns in grittier sectors of the economy such as energy production and basic industrial commodities. Such was the case, again, during the past six months. The portfolio’s tech stocks lost about –18% of their value, while the fund’s health care holdings returned about –8%.

The weakness was offset somewhat by the success of holdings in the materials sector, which returned more than 26%, keeping the fund a few steps ahead of its benchmark. Monsanto, which produces seeds and fertilizer, and Potash Corp. of Saskatchewan, a miner of the eponymous compound used in fertilizer, delivered outstanding six-month returns, as the agricultural economy continued to boom globally. Your fund also earned modestly positive returns from energy stocks—coal miners and energy exploration and production companies—even as the broader sector retreated.

As troubles in the financials sector went from bad to worse, it’s worth noting that your fund also benefited—at least in a relative sense—from its limited exposure to banks and brokerages. In the S&P 500 Index, the large financials sector shed more than –26% of its value. PRIMECAP Fund’s much smaller weighting in these stocks lost much less.

Fund’s long-term perspective shown in its six-month snapshot

A six-month snapshot can hardly provide a verdict on the merits of a long-term investment strategy. However, it can give you a sense of how your fund approaches the market. PRIMECAP invests heavily in companies that, based on the advisor’s research and judgment, are well-positioned to deliver better-than-expected long-term earnings growth. Although the fund is reasonably well-diversified, the managers’ decisions can produce a portfolio that looks very different from the market.

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
			Average
	Investor	Admiral	Multi-Cap
	Shares	Shares	Growth Fund
PRIMECAP Fund	0.43%	0.30%	1.43%

1  Fund expense ratios reflect the six months ended March 31, 2008. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

4

Over the long term, your fund’s combination of research, discipline, and independent judgment has been a formula for success. With a few modifications, these characteristics can be the basis of your own long-range investment program. As we often remind investors, it’s important to first define your investment goals. Next, determine the mix of stock, bond, and money market funds that is consistent with these goals and your tolerance for the stock market’s inevitable ups and downs. Once you’ve settled on a plan, tune out the noise and remain focused on your long-term goals.

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him as my successor as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for your confidence in Vanguard.

John J. Brennan

Chairman and Chief Executive Officer

April 10, 2008

5

Advisor’s Report

During the past six months, the Investor and Admiral Shares of Vanguard PRIMECAP Fund returned –8.0% and –7.9%, respectively. The S&P 500 Index returned –12.5%. The average return of multicapitalization growth funds was –13.2%.

Investment environment

The signs of slowdown or recession that first appeared in late 2007 became more prominent in the first few months of 2008. The employment situation deteriorated, and retail sales took a turn for the worse, as high energy and commodity prices weighed on overextended household budgets. As of this writing, gasoline and food prices are now at all-time highs. Persistent distress in the credit markets and concern about its spillover effects prompted the Federal Reserve Board to ease its monetary policy, both to subdue the turmoil in the financial markets and spur growth in the broader economy.

Even as the economic picture has dimmed, stock market fundamentals have remained healthy. In recent years, the markets have shown some resilience. With price/earning multiples at modest levels (16.0x for the S&P 500) and corporate balance sheets in strong shape with debt-to-capitalization levels of around 30% for the broad index, corporate America is on solid ground. In addition, foreign exposure for companies in the S&P 500 is now in excess of 40%, which helps provide a cushion for the weak U.S. dollar.

Management of the fund

Our primary objective is to identify companies whose long-term fundamentals will evolve better than the current Wall Street consensus or valuation suggests. Our search often begins with companies and industries currently out of favor. When we identify these opportunities, we invest with a long-term perspective, expecting our selections to outperform the market over a three- to five-year time horizon. We rely on regular research—meeting with companies, competitors, suppliers, and customers—to test our conviction in these holdings on a continual basis. In recent years, this process has led us to establish large positions in information technology and health care stocks.

We think that the advances in the treatment of certain diseases such as Alzheimer’s, diabetes, and cancer will create significant opportunities for pharmaceutical and biologic health care companies. Furthermore, continued advances in the portability and ubiquity of technology will enable increases in productivity and efficiency on a global basis. During the past six months, however, our technology investments performed poorly in an unsettled market. (Needless to say, short-term ups and downs rarely have any bearing on the long-term investment thesis for our holdings.) Our sizable investments in the industrials sector—airlines and freight-delivery companies, in particular, such as FedEx—also put pressure on returns as soaring energy prices compressed profit margins.

Strong returns from our investments in the materials and energy sectors helped offset some of the weakness in technology and industrials. Our customarily low weighting in the hard-hit financials sector also worked to our benefit during the past six months, sparing us some of the broader market’s pain. Potash Corp. of Saskatchewan, one of the fund’s best performers over the past few years, continued to test new highs as the global agricultural boom gathered steam. The company is the dominant supplier of potash, a compound used in fertilizer, and controls 75% of the world’s excess capacity. Monsanto, another holding in the materials sector, capitalized on robust demand for genetically engineered seeds and herbicides.

6

In the energy sector, we earned strong returns from oil and gas exploration and production companies such as EOG Resources and EnCana. These stocks outperformed the broad energy sector as gas prices soared.

Outlook

We believe that 2008 will be a year in which fundamental investing will be rewarded. During turbulent economic times, the performance of fundamentally well-positioned and well-managed companies can diverge greatly from that of poorly positioned and poorly managed companies.

This past year saw a reversal of a six-year cycle that favored value investing over growth investing. Last year was the first year since 1999 that growth stocks outpaced value stocks, with the Russell 1000 Growth Index gaining 11.8% versus the Russell 1000 Value Index falling –0.2%. This sentiment favors companies that have greater growth prospects for the future and sectors such as information technology and health care, the fund’s two most significant exposures. We remain cautious about the financials sector. The recent tumult has clearly made banks and brokerages cheaper (or at least lower-priced), but a lack of transparency in these companies’ financial statements has kept us on the sidelines.

We thank you for entrusting your hard-earned capital with us. We will continue to work diligently to prove worthy of that trust, and we look forward to reporting to you six months hence.

Howard B. Schow		Theo A. Kolokotrones
Portfolio Manager		Portfolio Manager
Joel P. Fried
Portfolio Manager
Mitchell J. Milias		Alfred W. Mordecai
Portfolio Manager		Portfolio Manager
David H. Van Slooten
Portfolio Manager

PRIMECAP Management Company, LLP		April 14, 2008

7

Fund Profile

As of March 31, 2008

Portfolio Characteristics
		Comparative
	Fund	Index[1]
Number of Stocks	127	500
Median Market Cap	$37.8B	$48.2B
Price/Earnings Ratio	20.1x	16.3x
Price/Book Ratio	2.8x	2.5x
Yield[2]		2.2%
Investor Shares	0.6%
Admiral Shares	0.7%
Return on Equity	18.5%	20.6%
Earnings Growth Rate	24.1%	20.0%
Foreign Holdings	14.0%	0.0%
Turnover Rate	9%[3]	—
Expense Ratio		—
Investor Shares	0.43%[3]
Admiral Shares	0.30%[3]
Short-Term Reserves	4.5%	—

Sector Diversification (% of equity exposure)
		Comparative
	Fund	Index[1]
Consumer Discretionary	11.7%	8.7%
Consumer Staples	1.7	11.1
Energy	9.1	13.3
Financials	5.1	16.7
Health Care	23.1	11.7
Industrials	11.1	12.2
Information Technology	28.0	15.7
Materials	9.8	3.6
Telecommunication Services	0.3	3.4
Utilities	0.1	3.6

Volatility Measures[4]
Fund Versus
Comparative Index[1]
R-Squared	0.82
Beta	1.01

8

Ten Largest Holdings[5] (% of total net assets)

Potash Corp. of	fertilizers and
Saskatchewan, Inc.	agricultural chemicals	4.2%
FedEx Corp.	air freight and
	logistics	4.1
Eli Lilly & Co.	pharmaceuticals	4.0
Medtronic, Inc.	health care
	equipment	3.1
Novartis AG ADR	pharmaceuticals	3.1
Adobe Systems, Inc.	application software	2.9
Biogen Idec Inc.	biotechnology	2.7
Texas Instruments, Inc.	semiconductors	2.7
Oracle Corp.	systems software	2.6
Microsoft Corp.	systems software	2.4
Top Ten		31.8%

Investment Focus

1  S&P 500 Index.

2  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on pages 25–26.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 25–26.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

9

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 30, 1997—March 31, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[2]	11/1/1984	3.74%	15.78%	8.50%
Admiral Shares	11/12/2001	3.87	15.95	8.58[3]

1  Six months ended March 31, 2008.

2  Total return figures do not reflect the 1% fee assessed on redemptions of shares held for less than one year.

3  Return since inception.

Note: See Financial Highlights tables on pages 18 and 19 for dividend and capital gains information.

10

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (95.1%)
Consumer Discretionary (11.1%)
*	DIRECTV Group, Inc.	28,720,807	711,989
	Sony Corp. ADR	12,075,000	483,845
1	Whirlpool Corp.	5,085,000	441,276
	TJX Cos., Inc.	12,844,800	424,778
	Target Corp.	5,019,000	254,363
*	Kohl’s Corp.	5,162,400	221,415
	The Walt Disney Co.	5,650,000	177,297
	Eastman Kodak Co.	9,000,000	159,030
*	Amazon.com, Inc.	1,457,800	103,941
*	Bed Bath & Beyond, Inc.	3,340,975	98,559
	Mattel, Inc.	4,533,700	90,221
	Best Buy Co., Inc.	1,575,000	65,299
	Lowe’s Cos., Inc.	2,450,000	56,203
*	Viacom Inc. Class B	1,378,200	54,604
	Carnival Corp.	1,200,000	48,576
	Abercrombie & Fitch Co.	375,000	27,427
	Comcast Corp. Class A	831,450	16,080
	Citadel Broadcasting Corp.	11,519	19
			3,434,922
Consumer Staples (1.7%)
	Costco Wholesale Corp.	6,900,000	448,293
	Avon Products, Inc.	1,600,000	63,264
	The Procter & Gamble Co.	24,600	1,724
			513,281
Energy (8.6%)
	ConocoPhillips Co.	6,400,000	487,744
	Schlumberger Ltd.	5,598,500	487,069
	Noble Energy, Inc.	5,960,000	433,888
	Hess Corp.	3,800,000	335,084
	EOG Resources, Inc.	2,245,000	269,400
	Peabody Energy Corp.	4,100,000	209,100
*	Plains Exploration &
	Production Co.	3,869,620	205,632
	EnCana Corp.	2,232,000	169,074
	Murphy Oil Corp.	350,000	28,749

11

	Noble Corp.	470,000	23,345
*	Patriot Coal Corp.	390,000	18,318
*	National Oilwell Varco Inc.	13,000	759
			2,668,162
Financials (4.8%)
	Marsh &
	McLennan Cos., Inc.	12,478,000	303,839
*	Berkshire Hathaway Inc.
	Class B	65,600	293,422
	Bank of New York
	Mellon Corp.	4,964,363	207,163
	American
	International Group, Inc.	3,925,000	169,756
	Discover
	Financial Services	10,115,800	165,596
	The Chubb Corp.	2,400,000	118,752
	AFLAC Inc.	1,000,000	64,950
	JPMorgan Chase & Co.	880,000	37,796
	Wells Fargo & Co.	1,150,000	33,465
	Capital One Financial Corp.	500,000	24,610
	Progressive Corp. of Ohio	1,170,000	18,802
	State Street Corp.	180,000	14,220
	Fifth Third Bancorp	456,000	9,540
	Fannie Mae	300,000	7,896
	Freddie Mac	295,000	7,469
	Washington Mutual, Inc.	199,000	2,050
*	SLM Corp.	110,000	1,688
	Citigroup, Inc.	60,000	1,285
			1,482,299
Health Care (22.0%)
	Biotechnology (5.8%)
*	Biogen Idec Inc.	13,750,893	848,293
*	Amgen, Inc.	14,487,100	605,271
*	Genzyme Corp.	4,400,000	327,976

	Health Care Equipment & Supplies (4.6%)
	Medtronic, Inc.	20,006,652	967,722
*	Boston Scientific Corp.	35,252,610	453,701
	Life Science Tools & Services (1.5%)
1	Applera Corp.–Applied
	Biosystems Group	8,799,800	289,161
*[1]	Millipore Corp.	2,820,000	190,096

	Pharmaceuticals (10.1%)
	Eli Lilly & Co.	24,163,500	1,246,595
	Novartis AG ADR	18,429,765	944,157
	Roche Holdings AG	3,050,000	574,833
	GlaxoSmithKline PLC ADR	5,670,000	240,578
	Wyeth	1,152,000	48,108
*	Sepracor Inc.	2,200,000	42,944
	Sanofi-Aventis ADR	85,000	3,191
	Pfizer Inc.	150,000	3,139
			6,785,765

12

Industrials (10.6%)
	FedEx Corp.	13,591,800	1,259,552
	Southwest Airlines Co.	34,113,300	423,005
	Caterpillar, Inc.	5,256,900	411,563
	United Parcel Service, Inc.	3,515,000	256,665
	Deere & Co.	2,570,000	206,731
	Union Pacific Corp.	1,250,000	156,725
*[1]	AMR Corp.	15,209,100	137,186
	The Boeing Co.	1,258,650	93,606
	Donaldson Co., Inc.	1,600,000	64,448
	Canadian
	Pacific Railway Ltd.	828,700	53,277
*[1]	Alaska Air Group, Inc.	2,540,000	49,835
	Granite Construction Co.	1,500,000	49,065
	Fluor Corp.	266,025	37,552
	Pall Corp.	750,000	26,302
	3M Co.	315,000	24,932
	Norfolk Southern Corp.	29,000	1,575
	UAL Corp.	35,000	754
	Canadian
	National Railway Co.	13,600	657
			3,253,430
Information Technology (26.7%)
	Communications Equipment (4.2%)
	QUALCOMM Inc.	10,733,000	440,053
	Corning, Inc.	16,380,400	393,785
^LM Ericsson
	Telephone Co. ADR
	Class B	8,047,857	158,140
	Motorola, Inc.	14,170,000	131,781
1	Plantronics, Inc.	4,701,500	90,786
*	Nortel Networks Corp.	7,920,940	52,991
*	Cisco Systems, Inc.	1,485,000	35,774

	Computers & Peripherals (2.4%)
	Hewlett-Packard Co.	8,580,000	391,763
*	EMC Corp.	22,229,200	318,767
*	Dell Inc.	1,380,000	27,490

Electronic Equipment & Instruments (0.0%)
*	Agilent Technologies, Inc.	110,681	3,302

	Internet Software & Services (2.3%)
*	Google Inc.	1,097,200	483,284
*	eBay Inc.	6,625,000	197,690
*	Yahoo! Inc.	1,037,800	30,024

	IT Services (0.5%)
	Accenture Ltd.	4,136,200	145,470
	Paychex, Inc.	200,000	6,852

	Semiconductors &
	Semiconductor Equipment (6.2%)

13

	Texas Instruments, Inc.	29,617,000	837,273
	Intel Corp.	17,300,000	366,414
*	Micron Technology, Inc.	36,512,373	217,979
	Applied Materials, Inc.	7,435,000	145,057
	KLA-Tencor Corp.	2,691,000	99,836
*	ASML Holding NV
	(New York Shares)	3,623,111	89,889
*	NVIDIA Corp.	3,225,000	63,823
*	Rambus Inc.	2,500,000	58,275
*	Entegris Inc.	2,583,472	18,575
*	Verigy Ltd.	13,184	248

	Software (11.1%)
*	Adobe Systems, Inc.	25,042,000	891,245
*	Oracle Corp.	41,550,600	812,730
	Microsoft Corp.	26,350,000	747,813
*[1]	Intuit, Inc.	17,300,000	467,273
*[1]	Citrix Systems, Inc.	9,950,000	291,833
*	Symantec Corp.	12,009,200	199,593
			8,215,808
	Materials (9.3%)
	Potash Corp. of
	Saskatchewan, Inc.	8,443,300	1,310,485
	Monsanto Co.	6,398,545	713,438
	Praxair, Inc.	3,850,100	324,294
	Alcoa Inc.	4,972,000	179,290
	Weyerhaeuser Co.	2,377,231	154,615
*	Domtar Corp.	12,582,723	85,940
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	600,000	57,732
	Dow Chemical Co.	1,500,000	55,275
	Rohm & Haas Co.	20,000	1,082
			2,882,151
	Telecommunication Services (0.2%)
	Sprint Nextel Corp.	11,202,000	74,941

	Utilities (0.1%)
*	AES Corp.	1,560,000	26,005
	Total Common Stocks
	(Cost $20,229,359)		29,336,764
	Temporary Cash Investments (4.6%)
	2 Vanguard Market
	Liquidity Fund,
	2.800% 1,373,135,766		1,373,136
	2 Vanguard Market
	Liquidity Fund,
	2.800%—Note F	40,000,000	40,000
	Total Temporary Cash Investments
	(Cost $1,413,136)		1,413,136
	Total Investments (99.7%)
	(Cost $21,642,495)		30,749,900
	Other Assets and Liabilities—Net (0.3%)		98,147
Net Assets (100%)	30,848,047

14

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	30,749,900
Receivables for Capital Shares Issued	198,399
Other Assets—Note C	77,926
Total Assets	31,026,225
Liabilities
Security Lending Collateral
Payable to Brokers—Note F	40,000
Other Liabilities	138,178
Total Liabilities	178,178
Net Assets	30,848,047

At March 31, 2008, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	20,439,729
Undistributed Net Investment Income	33,341
Accumulated Net Realized Gains	1,267,463
Unrealized Appreciation
Investment Securities	9,107,405
Foreign Currencies	109
Net Assets	30,848,047

Investor Shares—Net Assets
Applicable to 310,224,492 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	20,828,734
Net Asset Value Per Share—
Investor Shares	$67.14

Admiral Shares—Net Assets
Applicable to 143,758,977 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,019,313
Net Asset Value Per Share—
Admiral Shares	$69.70

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note F in Notes to Financial Statements.

1  Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. See Note H in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  See Note D in Notes to Financial Statements for the tax-basis components of net assets. ADR—American Depositary Receipt.

15

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Dividends[1,2]	187,592
Interest[2]	23,790
Security Lending	647
Total Income	212,029
Expenses
Investment Advisory Fees—Note B	33,899
The Vanguard Group—Note C
Management and Administrative
Investor Shares	22,056
Admiral Shares	3,998
Marketing and Distribution
Investor Shares	2,052
Admiral Shares	827
Custodian Fees	234
Shareholders’ Reports
Investor Shares	100
Admiral Shares	34
Trustees’ Fees and Expenses	19
Total Expenses	63,219
Net Investment Income	148,810
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,655,185
Foreign Currencies	(132)
Realized Net Gain (Loss)	1,655,053
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,497,400)
Foreign Currencies	104
Change in Unrealized Appreciation (Depreciation)	(4,497,296)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,693,433)

1  Dividends are net of foreign withholding taxes of $6,745,000.

2  Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $5,497,000, $23,790,000, and $1,520,000, respectively.

16

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	148,810	213,011
Realized Net Gain (Loss)	1,655,053	1,902,346
Change in Unrealized Appreciation (Depreciation)	(4,497,296)	3,159,826
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,693,433)	5,275,183
Distributions
Net Investment Income
Investor Shares	(140,927)	(134,480)
Admiral Shares	(78,490)	(68,524)
Realized Capital Gain[1]
Investor Shares	(1,250,280)	(1,222,618)
Admiral Shares	(586,801)	(498,927)
Total Distributions	(2,056,498)	(1,924,549)
Capital Share Transactions—Note G
Investor Shares	625,370	(733,663)
Admiral Shares	973,237	1,011,830
Net Increase (Decrease) from Capital Share Transactions	1,598,607	278,167
Total Increase (Decrease)	(3,151,324)	3,628,801
Net Assets
Beginning of Period	33,999,371	30,370,570
End of Period[2]	30,848,047	33,999,371

1  Includes fiscal 2008 and 2007 short-term gain distributions totaling $42,197,000 and $16,355,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2   Net Assets—End of Period includes undistributed net investment income of $33,341,000 and $104,080,000.

17

Financial Highlights

Investor Shares

	Six Months				Sept. 1,
For a Share Outstanding	Ended				2004, to	Year Ended
Throughout Each Period	March 31,	Year Ended September 30,			Sept. 30,	August 31,
	2008	2007	2006	2005	2004[1]	2004	2003
Net Asset Value,
Beginning of Period	$77.82	$70.30	$64.79	$57.18	$54.93	$48.50	$39.51
Investment Operations
Net Investment Income	.323	.46	.437	.511[2]	.03	.25	.23
Net Realized and
Unrealized Gain (Loss)
on Investments	(6.304)	11.50	7.367	7.544	2.22	6.39	8.97
Total from
Investment Operations	(5.981)	11.96	7.804	8.055	2.25	6.64	9.20
Distributions
Dividends from
Net Investment Income	(.476)	(.44)	(.386)	(.445)	—	(.21)	(.21)
Distributions from
Realized Capital Gains	(4.223)	(4.00)	(1.908)	—	—	—	—
Total Distributions	(4.699)	(4.44)	(2.294)	(.445)	—	(.21)	(.21)
Net Asset Value,
End of Period	$67.14	$77.82	$70.30	$64.79	$57.18	$54.93	$48.50

Total Return[3]	–7.96%	17.77%	12.30%	14.13%	4.10%	13.72%	23.41%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$20,829	$23,435	$21,828	$20,643	$20,933	$20,115	$16,886
Ratio of Total Expenses to
Average Net Assets	0.43%*	0.43%	0.46%	0.46%	0.45%*	0.46%	0.51%
Ratio of Net Investment
Income to Average
Net Assets	0.88%*	0.62%	0.64%	0.85%[2]	0.57%*	0.48%	0.56%
Portfolio Turnover Rate	9%*	11%	10%	12%	1%	9%	12%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Net investment income per share and the ratio of net investment income to average net assets include $.144 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in December 2004.

3  Total returns do not reflect the 1% fee assessed on redemptions after March 23, 2005, of shares held for less than one year, or the 1% fee assessed until March 23, 2005, on shares purchased on or after April 23, 2001, and held for less than five years. Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

18

Admiral Shares

	Six Months				Sept. 1,		Year
	Ended				2004, to		Ended
For a Share Outstanding	March 31,	Year Ended September 30,			Sept. 30,		August 31,
Throughout Each Period	2008	2007	2006	2005	2004[1]	2004	2003
Net Asset Value,
Beginning of Period	$80.82	$73.03	$67.28	$59.36	$57.02	$50.34	$41.00
Investment Operations
Net Investment Income	.385	.58	.562	.636[2]	.03	.35	.295
Net Realized and
Unrealized Gain (Loss)
on Investments	(6.538)	11.93	7.640	7.836	2.31	6.62	9.310
Total from
Investment Operations	(6.153)	12.51	8.202	8.472	2.34	6.97	9.605
Distributions
Dividends from
Net Investment Income	(.586)	(.57)	(.472)	(.552)	—	(.29)	(.265)
Distributions from
Realized Capital Gains	(4.381)	(4.15)	(1.980)	—	—	—	—
Total Distributions	(4.967)	(4.72)	(2.452)	(.552)	—	(.29)	(.265)
Net Asset Value,
End of Period	$69.70	$80.82	$73.03	$67.28	$59.36	$57.02	$50.34

Total Return[3]	–7.89%	17.91%	12.45%	14.33%	4.10%	13.88%	23.58%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$10,019	$10,565	$8,542	$6,930	$3,773	$3,605	$2,067
Ratio of Total Expenses to
Average Net Assets	0.30%*	0.31%	0.31%	0.31%	0.30%*	0.31%	0.37%
Ratio of Net Investment
Income to Average
Net Assets	1.01%*	0.74%	0.79%	0.96%[2]	0.72%*	0.63%	0.69%
Portfolio Turnover Rate	9%*	11%	10%	12%	1%	9%	12%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Net investment income per share and the ratio of net investment income to average net assets include $.149 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in December 2004.

3  Total returns do not reflect the 1% fee assessed on redemptions after March 23, 2005, of shares held for less than one year, or the 1% fee previously assessed on shares held for less than five years.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Notes to Financial Statements

Vanguard PRIMECAP Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004–2007) and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

20

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2008, the investment advisory fee represented an effective annual rate of 0.21% of the fund’s average net assets.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2008, the fund had contributed capital of $2,704,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.70% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended March 31, 2008, the fund realized net foreign currency losses of $132,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized gains to undistributed net investment income.

At March 31, 2008, the cost of investment securities for tax purposes was $21,642,495,000. Net unrealized appreciation of investment securities for tax purposes was $9,107,405,000, consisting of unrealized gains of $11,498,263,000 on securities that had risen in value since their purchase and $2,390,858,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2008, the fund purchased $1,489,591,000 of investment securities and sold $2,632,385,000 of investment securities, other than temporary cash investments.

F. The market value of securities on loan to broker-dealers at March 31, 2008, was $39,300,000, for which the fund received cash collateral of $40,000,000.

21

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2008		September 30, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,047,356	14,619	1,811,548	25,085
Issued in Lieu of Cash Distributions	1,373,715	19,529	1,339,306	19,279
Redeemed[1]	(1,795,701)	(25,063)	(3,884,517)	(53,726)
Net Increase (Decrease)—Investor Shares	625,370	9,085	(733,663)	(9,362)
Admiral Shares
Issued	873,798	11,604	1,527,181	20,281
Issued in Lieu of Cash Distributions	623,443	8,541	536,593	7,443
Redeemed[1]	(524,004)	(7,097)	(1,051,944)	(13,979)
Net Increase (Decrease)—Admiral Shares	973,237	13,048	1,011,830	13,745

H. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current-Period Transactions
	Sept. 30, 2007		Proceeds from		Mar. 31, 2008
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alaska Air Group, Inc.	58,649	—	—	—	49,835
AMR Corp.	n/a2	117,533	—	—	137,186
Applera Corp.–Applied
Biosystems Group	n/a2	—	4,999	748	289,161
Citrix Systems, Inc.	401,184	—	—	—	291,834
Intuit, Inc.	n/a2	16,636	—	—	467,273
Millipore Corp.	213,756	—	—	—	190,096
Plantronics, Inc.	134,228	—	—	470	90,786
Pogo Producing Co.	173,139	—	—	—	n/a3
Tektronix, Inc.	132,359	—	181,313	286	n/a4
Whirlpool Corp.	356,400	84,328	—	3,993	441,276
	1,469,715			5,497	1,957,447

1  Net of redemption fees of $897,000, and $1,507,000 (fund totals).

2  At September 30, 2007, the issuer was not an affiliated company of the fund.

3  In November 2007, Pogo Producing Co. merged with Plains Exploration & Production Co. At March 31, 2008, Plains Exploration & Production Co. was not an affiliated company of the fund.

4  At March 31, 2008, the security is still held but the issuer is no longer an affiliated company of the fund.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
PRIMECAP Fund	9/30/2007	3/31/2008	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$920.40	$2.06
Admiral Shares	1,000.00	921.10	1.44
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.85	$2.17
Admiral Shares	1,000.00	1,023.50	1.52

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.43% for Investor Shares and 0.30% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

23

Note that the expenses shown in the table on page 23 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than one year, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

25

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

26

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
155 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
155 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
155 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
155 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
155 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
155 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
155 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
155 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
155 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
155 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
155 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
155 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the
ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by
with the offering of shares of any Vanguard	calling Vanguard at 800-662-2739. The guidelines are
fund only if preceded or accompanied by	also available from the SEC’s website, www.sec.gov.
the fund’s current prospectus.	In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q592 052008

Vanguard

Vanguard® Target Retirement Funds Semiannual Report

March 31, 2008

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2005 Fund

Vanguard Target Retirement 2010 Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2020 Fund

Vanguard Target Retirement 2025 Fund

>  Fiscal half-year returns for the six Target Retirement Funds included in this report ranged from 0.9% for the conservative Income Fund to –8.4 % for the Target Retirement 2025 Fund, the most growth-oriented fund in this report.

>  Bonds outperformed stocks during the six months, as interest rates fell on U.S. Treasury securities. U.S. and international stock markets retreated from their peaks and finished the period in negative territory.

>  Among the seven underlying Vanguard funds represented in the Target Retirement Funds, the Inflation-Protected Securities Fund returned a robust 10.6%; all the equity index funds lost ground, in line with their respective benchmark indexes.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Target Retirement Income Fund	8
Target Retirement 2005 Fund	17
Target Retirement 2010 Fund	26
Target Retirement 2015 Fund	35
Target Retirement 2020 Fund	44
Target Retirement 2025 Fund	53
About Your Fund’s Expenses	62
Trustees Approve Advisory Arrangement	64
Glossary	65

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended March 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Target Retirement Income Fund	VTINX	0.9%
Target Income Composite Index[1]		0.7
Target Income Composite Average[2]		–1.4

Vanguard Target Retirement 2005 Fund	VTOVX	–1.8%
Target 2005 Composite Index[1]		–1.7
Target 2005 Composite Average[2]		–3.8

Vanguard Target Retirement 2010 Fund	VTENX	–4.2%
Target 2010 Composite Index[1]		–4.0
Target 2010 Composite Average[2]		–6.0

Vanguard Target Retirement 2015 Fund	VTXVX	–5.8%
Target 2015 Composite Index[1]		–5.8
Target 2015 Composite Average[2]		–7.7

Vanguard Target Retirement 2020 Fund	VTWNX	–7.1%
Target 2020 Composite Index[1]		–7.1
Target 2020 Composite Average[2]		–8.8

Vanguard Target Retirement 2025 Fund	VTTVX	–8.4%
Target 2025 Composite Index[1]		–8.4
Target 2025 Composite Average[2]		–9.8

1 Returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the Morgan Stanley Capital International (MSCI) US Broad Market Index; for international stocks, the MSCI Europe, Australasia, Far East Index and the MSCI Emerging Markets Index; for bonds, the Lehman U.S. Aggregate Bond Index and the Lehman U.S. Treasury Inflation Notes Index; and for short-term investments, the Citigroup 3-Month Treasury Bill Index. The composite index changes over time with the fund’s asset allocation.

2 Each composite average weights the average returns of the appropriate mutual fund peer groups in proportion with the targeted weighting of the specific Target Retirement Fund. All together, the composites use returns for the average fixed income fund, the average Treasury inflation-protected securities fund, the average money market fund, the average general equity fund, the average international fund, and the average emerging markets fund. These returns are derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

For the six months ended March 31, 2008, the Vanguard Target Retirement Funds delivered generally disappointing returns. That said, their performance was in line with the returns of their respective benchmark composite indexes, and ahead of their peer-group average returns—which generally reflect the returns of actively managed funds bundled in similar asset allocations. The Target Retirement Funds with the largest fixed income allocations fared better than those with higher equity allocations, as the broad U.S. bond market outperformed global stocks—which sank after soaring to record highs.

This report describes the performance of six of Vanguard’s 11 Target Retirement Funds (the longer-dated funds are covered in a separate report). Vanguard Target Retirement Income Fund, with the most conservative asset allocation, gained 0.9%—the best six-month result for the funds in this series. As their equity allocations increased, the funds’ returns descended in a typical stair-step pattern, reaching the –8.4% return for Vanguard Target Retirement 2025 Fund.

Stocks of all sorts sank amid credit-market concerns

The broad U.S. stock market declined –12.4% for the six months ended March 31 as investor sentiment turned bearish amid fears of a U.S. recession, the weakening U.S. dollar, and the tightening of global credit markets in reaction to the sub-prime-mortgage crisis that began in midsummer 2007.

Large-capitalization stocks fared a bit better than small-caps, growth stocks generally outpaced their value-oriented counterparts, and international stocks again outperformed U.S. stocks over the six months; nonetheless, each group posted a negative return.

Subprime-mortgage woes roiled the bond market

Credit markets seized up as trouble spread from subprime-mortgage-backed securities to other issues. Investors flocked to higher-quality government and corporate bonds, driving U.S. Treasury bond prices higher.

Unlike stocks, the broad taxable bond market pushed forward, posting a total return of 5.2% for the fiscal half-year as lower interest rates depressed yields and bumped up prices. By contrast, tax-exempt municipal bonds returned only 0.7% as fixed income investors moved in droves to Treasuries in search of the highest-quality, most-liquid securities. This, combined with concerns about the financial strength of the insurers backing certain municipal bonds, pushed municipal yields above those of Treasuries.

In response to the tumult in the credit markets and the deteriorating economic outlook, the Federal Reserve Board aggressively reduced its target for the federal funds rate. The Fed continued a series of rate cuts that began late last

Market Barometer
			Total Returns
		Periods Ended March 31, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–12.4%	–5.4%	11.9%
Russell 2000 Index (Small-caps)	–14.0	–13.0	14.9
Dow Jones Wilshire 5000 Index (Entire market)	–12.4	–5.8	12.5
MSCI All Country World Index ex USA (International)	–9.6	2.6	24.0

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.2%	7.7%	4.6%
Lehman Municipal Bond Index	0.7	1.9	3.9
Citigroup 3-Month Treasury Bill Index	1.7	4.2	3.0

CPI
Consumer Price Index	2.4%	4.0%	3.0%

1 Annualized.

summer, ending with a 0.75 percentage point cut in March. The target rate stood at 2.25% at the end of the period, the lowest level since early 2005.

Mixed performance in a challenging environment

Each Target Retirement Fund is a “fund of funds” composed of up to seven underlying Vanguard funds—three fixed income funds and four equity index funds. The allocation among these underlying funds reflects a risk profile consistent with each fund’s target date. The Target Retirement Funds with longer time horizons have a larger allocation to stock funds, which boast potentially higher—but more volatile—returns. Conversely, those with shorter horizons place greater emphasis on typically lower-returning, but more stable, fixed income funds.

Among the seven underlying funds, the standout performer was Vanguard Inflation-Protected Securities Fund, up 10.6% for the six months ended March 31. This fund—which was almost fully invested in U.S. Treasury securities whose capital investment is adjusted based on changes in the inflation rate—benefited from falling interest rates, investors’ flight to quality, and growing concerns about rising prices. Positive returns were also posted by Vanguard Total Bond Market Index Fund (+5.3%) and Vanguard Prime Money Market Fund (+2.2%). The four equity

Asset Allocations on March 31, 2008

			Short-Term
	Stocks[1]	Bonds	Investments
Income[2]	30%	65%	5%
2005	43	55	2
2010	55	45	0
2015	64	36	0
2020	71	29	0
2025	79	21	0

1 As of March 31, 2008, international stock weightings for the Income, 2005, 2010, 2015, 2020, and 2025 Funds were 6%, 9%, 11%, 13%, 14%, and 16% of assets, respectively.

2 Allocations do not change.

index funds lost ground, with returns ranging from –7.8% for Vanguard Emerging Markets Stock Index Fund to –12.7% for Vanguard Pacific Stock Index Fund.

The leadership by bond funds changed what has been the longer-term performance ranking among the Target Retirement Funds. The conservative Income Fund—which has lagged its growth-oriented counterparts since the first group of these funds was introduced in 2003—led with its return of 0.9%. This fund—intended for those in or near retirement who need more income stability—had the lowest equity allocation (30%) and held a combined 25% of its assets in inflation-protected and money market securities as of March 31. At the other end of the maturity and risk spectrum, the Target Retirement 2025 Fund’s return of –8.4% was held back by a 79% equity allocation (at March 31) that was mostly invested in the laggard Vanguard Total Stock Market Index Fund.

Understanding the economic and market factors that affect short-term results—whether gratifying or disappointing—can put recent performance in context but provides few clues to the future, especially if your investment horizon is measured in decades. Your best clue to the future is asset allocation, the primary determinant of performance. That’s why the Target Retirement Funds put asset allocation in the driver’s seat, by providing a mix of investments appropriate for your objectives, risk tolerance, and timeline. As with any investment, you should

Annualized Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund	Peer-Group
	Fees and	Expense
	Expenses[1]	Ratio[2]
Income	0.19%	1.11%
2005	0.19	1.16
2010	0.19	1.22
2015	0.18	1.27
2020	0.19	1.29
2025	0.18	1.32

1 This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the Target Retirement Funds invest. The Target Retirement Funds do not charge any expenses or fees of their own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2 Peer groups are (from top to bottom) the Target Income Composite Average, the Target 2005 Composite Average, the Target 2010 Composite Average, the Target 2015 Composite Average, the Target 2020 Composite Average, and the Target 2025 Composite Average. Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate Target Retirement Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

evaluate their performance over longer periods. And keeping an eye on costs is always important. For a comparison of expense ratios for the Target Retirement Funds and their peers, please see the table on page 5.

A convenient, sophisticated hands-off retirement solution

When clouds darken the investment horizon, it can be appealing to run for shelter. And when skies clear, caution can seem needless. Neither impulse is likely to contribute to long-term investment success. Instead, we encourage you to invest with a long-term view, diversify within and across primary asset classes, and pay attention to costs.

Vanguard’s Target Retirement Funds can make these time-tested principles the bedrock of your investment program by providing a diversified portfolio that is balanced among money market, bond, and stock funds. Each Target Retirement Fund starts with an asset mix tailored to your time horizon. Over time, without any action required on your part, that asset mix gradually becomes more conservative, ultimately mirroring that of the Target Retirement Income Fund, when you’re likely to have left the workforce and your need for current income is paramount. And because all of the underlying funds have low expenses, you benefit by keeping more of the returns, an advantage that compounds over time.

As I close this report to you, it’s my pleasure to introduce the funds’ new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the funds’ board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

April 10, 2008

Your Fund’s Performance at a Glance
September 30, 2007–March 31, 2008

	Starting	Ending	Distributions Per Share
	Share	Share	Income	Capital	30-Day
	Price	Price	Dividends	Gains	SEC Yield
Income	$11.08	$10.95	$0.230	$0.000	4.13%
2005	12.31	11.72	0.380	0.000	3.77
2010	23.54	22.12	0.460	0.000	3.39
2015	13.49	12.38	0.340	0.000	3.12
2020	24.15	22.05	0.410	0.000	2.91
2025	14.26	12.77	0.310	0.000	2.70

Target Retirement Income Fund

Fund Profile

As of March 31, 2008

Financial Attributes

Yield[1]	4.1%
Acquired Fund Fees and Expenses[2]	0.19%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	0.99
Beta	1.02

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	45.0%
Total Stock Market Index Fund	24.0
Inflation-Protected Securities Fund	20.1
Prime Money Market Fund	4.9
European Stock Index Fund	3.4
Pacific Stock Index Fund	1.4
Emerging Markets Stock Index Fund	1.2

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 30-day SEC yield. See the Glossary on page 65.

2 This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 65.

4 The Target Income Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 45% Lehman U.S. Aggregate Bond Index, 24% MSCI US Broad Market Index, 20% Lehman U.S. Treasury Inflation Notes Index, 5% Citigroup 3-Month Treasury Bill Index, 5% MSCI EAFE Index, and 1% MSCI Emerging Markets Index.The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006.

Target Retirement Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003–March 31, 2008
				Target
				Income
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
2004	3.3%	2.9%	6.2%	6.3%
2005	2.1	3.6	5.7	5.8
2006	0.1	4.3	4.4	4.5
2007	5.3	4.1	9.4	9.3
2008[2]	–1.2	2.1	0.9	0.7

Average Annual Total Returns: Periods Ended March 31, 2008

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement Income Fund[3]	10/27/2003	5.52%	2.15%	3.82%	5.97%

1 The Target Income Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 45% Lehman U.S. Aggregate Bond Index, 24% MSCI US Broad Market Index, 20% Lehman U.S. Treasury Inflation Notes Index, 5% Citigroup 3-Month Treasury Bill Index, 5% MSCI EAFE Index, and 1% MSCI Emerging Markets Index.The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006.

2 Six months ended March 31, 2008.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights table on page 13 for dividend and capital gains information.

Target Retirement Income Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (23.9%)
Vanguard Total Stock Market Index Fund Investor Shares	13,630,516	434,268
Vanguard Total Stock Market ETF	61,679	8,095

International Stock Funds (6.1%)
Vanguard European Stock Index Fund Investor Shares	1,737,373	63,206
Vanguard Pacific Stock Index Fund Investor Shares	2,290,759	26,756
Vanguard Emerging Markets Stock Fund Investor Shares	761,101	22,567

Bond Funds (65.1%)
Vanguard Total Bond Market Index Fund Investor Shares	80,973,542	830,789
Vanguard Inflation-Protected Securities Fund Investor Shares	28,598,942	370,356

Money Market Fund (4.9%)
Vanguard Prime Money Market Fund Investor Shares	90,972,477	90,972
Total Investment Companies (Cost $1,801,097)		1,847,009
Other Assets And Liabilities (0.0%)
Other Assets		25,648
Liabilities		(25,009)
		639
Net Assets (100%)
Applicable to 168,704,352 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,847,648
Net Asset Value Per Share		$10.95

At March 31, 2008, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	1,808,730	$10.72
Undistributed Net Investment Income	147	—
Accumulated Net Realized Losses	(7,141)	(.04)
Unrealized Appreciation	45,912.27
Net Assets	1,847,648	$10.95

•  See Note A in Notes to Financial Statements.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement Income Fund

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Income Distributions Received	32,204
Net Investment Income—Note B	32,204
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(2,067)
Realized Net Gain (Loss)	(2,067)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(17,543)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,594

Target Retirement Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,204	41,580
Realized Net Gain (Loss)	(2,067)	373
Change in Unrealized Appreciation (Depreciation)	(17,543)	50,792
Net Increase (Decrease) in Net Assets Resulting from Operations	12,594	92,745
Distributions
Net Investment Income	(34,255)	(40,667)
Realized Capital Gain	—	—
Total Distributions	(34,255)	(40,667)
Capital Share Transactions—Note E
Issued	695,093	676,276
Issued in Lieu of Cash Distributions	32,126	37,472
Redeemed	(193,499)	(251,865)
Net Increase (Decrease) from Capital Share Transactions	533,720	461,883
Total Increase (Decrease)	512,059	513,961
Net Assets
Beginning of Period	1,335,589	821,628
End of Period[1]	1,847,648	1,335,589

1 Net Assets—End of Period includes undistributed net investment income of $147,000 and $2,198,000.

Target Retirement Income Fund

Financial Highlights

	Six Months				Sept. 1,	Oct. 27,
	Ended				2004, to	2003[2] to
For a Share Outstanding	March 31,	Year Ended September 30,			Sept. 30,	Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$11.08	$10.52	$10.52	$10.31	$10.34	$10.00
Investment Operations
Net Investment Income	.21	.43[3]	.439[3]	.399[3]	.06	.235
Capital Gain Distributions Received	—	—	.003[3]	.022[3]	—	.015
Net Realized and Unrealized
Gain (Loss) on Investments	(.11)	.54	.003	.163	(.01)	.310
Total from Investment Operations	.10	.97	.445	.584	.05	.560
Distributions
Dividends from Net Investment Income	(.23)	(.41)	(.430)	(.370)	(.08)	(.205)
Distributions from Realized Capital Gains	—	—	(.015)	(.004)	—	(.015)
Total Distributions	(.23)	(.41)	(.445)	(.374)	(.08)	(.220)
Net Asset Value, End of Period	$10.95	$11.08	$10.52	$10.52	$10.31	$10.34

Total Return[4]	0.90%	9.36%	4.36%	5.73%	0.48%	5.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,848	$1,336	$822	$677	$315	$297
Ratio of Expenses to
Average Net Assets—Note B	0%[5]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.96%*	4.03%	4.21%	3.80%	3.96%*	3.62%*
Portfolio Turnover Rate	8%*	3%	22%	0%	0%	1%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Inception.

3 Calculated based on average shares outstanding.

4 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5 The acquired fund fees and expenses were 0.19% (annualized).

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund

Notes to Financial Statements

Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–September 30, 2007) and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2007, the fund had available realized losses of $4,759,000 to offset future net capital gains through September 30, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Target Retirement Income Fund

At March 31, 2008, the cost of investment securities for tax purposes was $1,801,097,000. Net unrealized appreciation of investment securities for tax purposes was $45,912,000, consisting of unrealized gains of $47,097,000 on securities that had risen in value since their purchase and $1,185,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended March 31, 2008, the fund purchased $591,626,000 of investment securities and sold $59,555,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2008	September 30, 2007
	Shares	Shares
	(000)	(000)
Issued	62,752	62,175
Issued in Lieu of Cash Distributions	2,921	3,453
Redeemed	(17,478)	(23,195)
Net Increase (Decrease) in Shares Outstanding	48,195	42,433

Target Retirement 2005 Fund

Fund Profile

As of March 31, 2008

Financial Attributes

Yield[1]	3.8%
Acquired Fund Fees and Expenses[2]	0.19%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	0.99
Beta	1.02

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	41.8%
Total Stock Market Index Fund	34.1
Inflation-Protected Securities Fund	13.6
European Stock Index Fund	4.9
Pacific Stock Index Fund	2.1
Emerging Markets Stock Index Fund	1.8
Prime Money Market Fund	1.7

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 30-day SEC yield. See the Glossary on page 65.

2 This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 65.

4 The Target 2005 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 41% Lehman U.S. Aggregate Bond Index, 35% MSCI US Broad Market Index, 13% Lehman U.S. Treasury Inflation Notes Index, 7% MSCI EAFE Index, 2% Citigroup 3-Month Treasury Bill Index, and 2% MSCI Emerging Markets Index.The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with fund’s asset allocation.

Target Retirement 2005 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003–March 31, 2008

				Target
				2005
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
2004	6.6%	0.6%	7.2%	7.3%
2005	4.6	2.4	7.0	7.1
2006	2.2	2.9	5.1	5.2
2007	8.2	3.4	11.6	11.3
2008[2]	–4.8	3.0	–1.8	–1.7

Average Annual Total Returns: Periods Ended March 31, 2008

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2005 Fund[3]	10/27/2003	3.53%	3.70%	2.78%	6.48%

1 The Target 2005 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 41% Lehman U.S. Aggregate Bond Index, 35% MSCI US Broad Market Index, 13% Lehman U.S. Treasury Inflation Notes Index, 7% MSCI EAFE Index, 2% Citigroup 3-Month Treasury Bill Index, and 2% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with fund’s asset allocation.

2 Six months ended March 31, 2008.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights table on page 23 for dividend and capital gains information.

Target Retirement 2005 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (34.2%)
Vanguard Total Stock Market Index Fund Investor Shares	17,906,627	570,505
Vanguard Total Stock Market ETF	100,000	13,125

International Stock Funds (8.7%)
Vanguard European Stock Index Fund Investor Shares	2,302,460	83,764
Vanguard Pacific Stock Index Fund Investor Shares	3,028,088	35,368
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,025,941	30,419

Bond Funds (55.4%)
Vanguard Total Bond Market Index Fund Investor Shares	69,637,734	714,483
Vanguard Inflation-Protected Securities Fund Investor Shares	17,889,841	231,673

Money Market Fund (1.7%)
Vanguard Prime Money Market Fund Investor Shares	29,707,625	29,708
Total Investment Companies (Cost $1,652,047)		1,709,045
Other Assets And Liabilities (0.0%)
Other Assets		13,876
Liabilities		(13,648)
		228
Net Assets (100%)
Applicable to 145,790,572 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,709,273
Net Asset Value Per Share		$11.72

At March 31, 2008, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	1,645,917	$11.28
Undistributed Net Investment Income	14,328.10
Accumulated Net Realized Losses	(7,970)	(.05)
Unrealized Appreciation	56,998.39
Net Assets	1,709,273	$11.72

• See Note A in Notes to Financial Statements.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2005 Fund

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Income Distributions Received	30,664
Net Investment Income—Note B	30,664
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(3,100)
Realized Net Gain (Loss)	(3,100)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(57,487)
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,923)

Target Retirement 2005 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,664	42,868
Realized Net Gain (Loss)	(3,100)	1,349
Change in Unrealized Appreciation (Depreciation)	(57,487)	84,706
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,923)	128,923
Distributions
Net Investment Income	(49,631)	(31,941)
Realized Capital Gain	—	—
Total Distributions	(49,631)	(31,941)
Capital Share Transactions—Note E
Issued	495,860	683,917
Issued in Lieu of Cash Distributions	48,860	31,382
Redeemed	(228,875)	(296,270)
Net Increase (Decrease) from Capital Share Transactions	315,845	419,029
Total Increase (Decrease)	236,291	516,011
Net Assets
Beginning of Period	1,472,982	956,971
End of Period[1]	1,709,273	1,472,982

1 Net Assets—End of Period includes undistributed net investment income of $14,328,000 and $33,295,000.

Target Retirement 2005 Fund

Financial Highlights

	Six Months				Sept. 1,	Oct. 27,
	Ended				2004, to	2003[2] to
For a Share Outstanding	March 31,	Year Ended September 30,			Sept. 30,	Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$12.31	$11.38	$11.14	$10.65	$10.58	$10.00
Investment Operations
Net Investment Income	.23[3]	.42[3]	.408[3]	.388[3]	.05	.185
Capital Gain Distributions Received	—	—	.002[3]	.015[3]	—	.010
Net Realized and Unrealized
Gain (Loss) on Investments	(.44)	.87	.149	.331	.02	.450
Total from Investment Operations	(.21)	1.29	.559	.734	.07	.645
Distributions
Dividends from Net Investment Income	(.38)	(.36)	(.310)	(.240)	—	(.055)
Distributions from Realized Capital Gains	—	—	(.009)	(.004)	—	(.010)
Total Distributions	(.38)	(.36)	(.319)	(.244)	—	(.065)
Net Asset Value, End of Period	$11.72	$12.31	$11.38	$11.14	$10.65	$10.58

Total Return[4]	–1.77%	11.56%	5.13%	6.96%	0.66%	6.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,709	$1,473	$957	$651	$237	$219
Ratio of Expenses to
Average Net Assets—Note B	0%[5]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.58%*	3.56%	3.68%	3.57%	3.57%*	3.31%*
Portfolio Turnover Rate	23%*	6%	19%	4%	0%	2%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Inception.

3 Calculated based on average shares outstanding.

4 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5 The acquired fund fees and expenses were 0.19% (annualized).

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2005 Fund

Notes to Financial Statements

Vanguard Target Retirement 2005 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–September 30, 2007) and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2007, the fund had available realized losses of $4,735,000 to offset future net capital gains of $19,000 through September 30, 2014, and $4,716,000 through September 30, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

Target Retirement 2005 Fund

At March 31, 2008, the cost of investment securities for tax purposes was $1,652,047,000. Net unrealized appreciation of investment securities for tax purposes was $56,998,000, consisting of unrealized gains of $58,546,000 on securities that had risen in value since their purchase and $1,548,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended March 31, 2008, the fund purchased $480,745,000 of investment securities and sold $184,864,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2008	September 30, 2007
	Shares	Shares
	(000)	(000)
Issued	41,196	57,990
Issued in Lieu of Cash Distributions	4,078	2,729
Redeemed	(19,166)	(25,100)
Net Increase (Decrease) in Shares Outstanding	26,108	35,619

Target Retirement 2010 Fund

Fund Profile

As of March 31, 2008

Financial Attributes

Yield[1]	3.4%
Acquired Fund Fees and Expenses[2]	0.19%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	43.9%
Total Bond Market Index Fund	40.1
European Stock Index Fund	6.1
Inflation-Protected Securities Fund	5.0
Pacific Stock Index Fund	2.6
Emerging Markets Stock Index Fund	2.3

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 30-day SEC yield. See the Glossary on page 65.

2 This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 59 for a glossary of investment terms.

Target Retirement 2010 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006–March 31, 2008
				Target
				2010
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
2006	5.1%	0.0%	5.1%	5.0%
2007	12.0	1.0	13.0	12.9
2008[2]	–6.0	1.8	–4.2	–4.0

Average Annual Total Returns: Periods Ended March 31, 2008

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2010 Fund[3]	6/7/2006	1.49%	5.71%	1.64%	7.35%

1 The Target 2010 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 43% MSCI US Broad Market Index, 41% Lehman U.S. Aggregate Bond Index, 9% MSCI EAFE Index, 5% Lehman U.S. Treasury Inflation Notes Index, and 2% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite Index changes over time with the fund’s asset allocation.

2 Six months ended March 31, 2008.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights table on page 32 for dividend and capital gains information.

Target Retirement 2010 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Funds (43.9%)
Vanguard Total Stock Market Index Fund Investor Shares	30,406,455	968,750
Vanguard Total Stock Market ETF	7,200	945

International Stock Funds (11.1%)
Vanguard European Stock Index Fund Investor Shares	3,716,596	135,210
Vanguard Pacific Stock Index Fund Investor Shares	4,924,030	57,513
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,715,824	50,874

Bond Funds (45.1%)
Vanguard Total Bond Market Index Fund Investor Shares	86,410,947	886,576
Vanguard Inflation-Protected Securities Fund Investor Shares	8,531,703	110,485
Total Investment Companies (Cost $2,278,417)		2,210,353
Other Assets And Liabilities (–0.1%)
Receivables for Capital Shares Issued		73,742
Other Assets		3,323
Payables for Investment Securities Purchased		(71,643)
Other Liabilities		(6,693)
		(1,271)
Net Assets (100%)
Applicable to 99,851,145 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,209,082
Net Asset Value Per Share		$22.12

At March 31, 2008, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	2,266,443	$22.69
Undistributed Net Investment Income	14,932.15
Accumulated Net Realized Losses	(4,229)	(.04)
Unrealized Depreciation	(68,064)	(.68)
Net Assets	2,209,082	$22.12

• See Note A in Notes to Financial Statements.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2010 Fund

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Income Distributions Received	33,352
Net Investment Income—Note B	33,352
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(4,249)
Realized Net Gain (Loss)	(4,249)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(114,021)
Net Increase (Decrease) in Net Assets Resulting from Operations	(84,918)

Target Retirement 2010 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,352	20,078
Realized Net Gain (Loss)	(4,249)	23
Change in Unrealized Appreciation (Depreciation)	(114,021)	44,637
Net Increase (Decrease) in Net Assets Resulting from Operations	(84,918)	64,738
Distributions
Net Investment Income	(36,683)	(2,109)
Realized Capital Gain	—	—
Total Distributions	(36,683)	(2,109)
Capital Share Transactions—Note E
Issued	1,214,249	1,301,181
Issued in Lieu of Cash Distributions	36,582	2,103
Redeemed	(217,584)	(143,478)
Net Increase (Decrease) from Capital Share Transactions	1,033,247	1,159,806
Total Increase (Decrease)	911,646	1,222,435
Net Assets
Beginning of Period	1,297,436	75,001
End of Period[1]	2,209,082	1,297,436

1 Net Assets—End of Period includes undistributed net investment income of $14,932,000 and $18,263,000.

Target Retirement 2010 Fund

Financial Highlights

	Six Months	Year	June 7,
	Ended	Ended	2006[1] to
	March 31,	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$23.54	$21.01	$20.00
Investment Operations
Net Investment Income	.42[2]	.73[2]	.23[2]
Capital Gain Distributions Received	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.38)	1.98	.78
Total from Investment Operations	(.96)	2.71	1.01
Distributions
Dividends from Net Investment Income	(.46)	(.18)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.46)	(.18)	—
Net Asset Value, End of Period	$22.12	$23.54	$21.01

Total Return[3]	–4.15%	12.96%	5.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,209	$1,297	$75
Ratio of Expenses to Average Net Assets—Note B	0%[4]	0%	0%
Ratio of Net Investment Income to Average Net Assets	3.38%*	3.26%	2.89%*
Portfolio Turnover Rate	18%*	4%	4%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 The acquired fund fees and expenses were 0.19% (annualized).

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2010 Fund

Notes to Financial Statements

Vanguard Target Retirement 2010 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2007) and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2008, the cost of investment securities for tax purposes was $2,278,417,000. Net unrealized depreciation of investment securities for tax purposes was $68,064,000, consisting of unrealized gains of $29,055,000 on securities that had risen in value since their purchase and $97,119,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended March 31, 2008, the fund purchased $1,196,396,000 of investment securities and sold $165,035,000 of investment securities, other than temporary cash investments.

Target Retirement 2010 Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2008	September 30, 2007
	Shares	Shares
	(000)	(000)
Issued	52,759	57,778
Issued in Lieu of Cash Distributions	1,589	96
Redeemed	(9,614)	(6,326)
Net Increase (Decrease) in Shares Outstanding	44,734	51,548

Target Retirement 2015 Fund

Fund Profile

As of March 31, 2008

Financial Attributes

Yield[1]	3.1%
Acquired Fund Fees and Expenses[2]	0.18%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	1.01

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	50.8%
Total Bond Market Index Fund	36.3
European Stock Index Fund	7.1
Pacific Stock Index Fund	3.1
Emerging Markets Stock Index Fund	2.7

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 30-day SEC yield. See the Glossary on page 65.

2 This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 65.

4 The Target 2015 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 50% MSCI US Broad Market Index, 37% Lehman U.S. Aggregate Bond Index, 10% MSCI EAFE Index, and 3% MSCI Emerging Markets Index.The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with fund’s asset allocation.

Target Retirement 2015 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003–March 31, 2008
				Target
				2015
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
2004	7.4%	0.6%	8.0%	8.0%
2005	7.5	1.9	9.4	9.5
2006	4.9	2.3	7.2	7.3
2007	11.5	2.8	14.3	14.2
2008[2]	–8.2	2.4	–5.8	–5.8

Average Annual Total Returns: Periods Ended March 31, 2008

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2015 Fund[3]	10/27/2003	0.18%	4.95%	2.30%	7.25%

1 The Target 2015 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 50% MSCI US Broad Market Index, 37% Lehman U.S. Aggregate Bond Index, 10% MSCI EAFE Index, and 3% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

2 Six months ended March 31, 2008.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table on page 41 for dividend and capital gains information.

Target Retirement 2015 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (50.9%)
Vanguard Total Stock Market Index Fund Investor Shares	117,971,297	3,758,566
Vanguard Total Stock Market ETF	552,800	72,555

International Stock Funds (12.8%)
Vanguard European Stock Index Fund Investor Shares	14,636,180	532,464
Vanguard Pacific Stock Index Fund Investor Shares	19,656,570	229,589
Vanguard Emerging Markets Stock Index Fund Investor Shares	6,866,086	203,579

Bond Fund (36.3%)
Vanguard Total Bond Market Index Fund Investor Shares	265,978,300	2,728,937
Total Investment Companies (Cost $7,356,417)		7,525,690
Other Assets And Liabilities (0.0%)
Other Assets		91,915
Liabilities		(89,872)
		2,043
Net Assets (100%)
Applicable to 608,059,507 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		7,527,733
Net Asset Value Per Share		$12.38

At March 31, 2008, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	7,354,458	$12.10
Undistributed Net Investment Income	49,909.08
Accumulated Net Realized Losses	(45,907)	(.08)
Unrealized Appreciation	169,273.28
Net Assets	7,527,733	$12.38

• See Note A in Notes to Financial Statements.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2015 Fund

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Income Distributions Received	121,215
Net Investment Income—Note B	121,215
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(29,596)
Realized Net Gain (Loss)	(29,596)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(528,094)
Net Increase (Decrease) in Net Assets Resulting from Operations	(436,475)

Target Retirement 2015 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	121,215	151,696
Realized Net Gain (Loss)	(29,596)	182
Change in Unrealized Appreciation (Depreciation)	(528,094)	505,907
Net Increase (Decrease) in Net Assets Resulting from Operations	(436,475)	657,785
Distributions
Net Investment Income	(181,936)	(104,720)
Realized Capital Gain	—	—
Total Distributions	(181,936)	(104,720)
Capital Share Transactions—Note E
Issued	1,869,219	2,889,953
Issued in Lieu of Cash Distributions	181,232	104,087
Redeemed	(522,838)	(648,837)
Net Increase (Decrease) from Capital Share Transactions	1,527,613	2,345,203
Total Increase (Decrease)	909,202	2,898,268
Net Assets
Beginning of Period	6,618,531	3,720,263
End of Period[1]	7,527,733	6,618,531

1 Net Assets—End of Period includes undistributed net investment income of $49,909,000 and $110,630,000.

Target Retirement 2015 Fund

Financial Highlights

	Six Months				Sept. 1,	Oct. 27,
	Ended				2004, to	2003[2] to
For a Share Outstanding	March 31,	Year Ended September 30,			Sept. 30,	Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$13.49	$12.10	$11.54	$10.74	$10.63	$10.00
Investment Operations
Net Investment Income	.19	.38[3]	.356[3]	.346[3]	.03	.16
Capital Gain Distributions Received	—	—	—	.004[3]	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	(.96)	1.32	.466	.652	.08	.53
Total from Investment Operations	(.77)	1.70	.822	1.002	.11	.69
Distributions
Dividends from Net Investment Income	(.34)	(.31)	(.260)	(.200)	—	(.06)
Distributions from Realized Capital Gains	—	—	(.002)	(.002)	—	—
Total Distributions	(.34)	(.31)	(.262)	(.202)	—	(.06)
Net Asset Value, End of Period	$12.38	$13.49	$12.10	$11.54	$10.74	$10.63

Total Return[4]	–5.84%	14.25%	7.25%	9.40%	1.03%	6.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,528	$6,619	$3,720	$1,804	$470	$427
Ratio of Expenses to
Average Net Assets—Note B	0%[5]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.09%*	2.93%	3.04%	3.11%	2.85%*	2.69%*
Portfolio Turnover Rate	30%*	5%	15%	1%	0%	1%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Inception.

3 Calculated based on average shares outstanding.

4 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5 The acquired fund fees and expenses were 0.18% (annualized).

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund

Notes to Financial Statements

Vanguard Target Retirement 2015 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–September 30, 2007) and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2007, the fund had available realized losses of $15,763,000 to offset future net capital gains of $15,717,000 through September 30, 2015, and $46,000 through September 30, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

Target Retirement 2015 Fund

At March 31, 2008, the cost of investment securities for tax purposes was $7,356,417,000. Net unrealized appreciation of investment securities for tax purposes was $169,273,000, consisting of unrealized gains of $180,006,000 on securities that had risen in value since their purchase and $10,733,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended March 31, 2008, the fund purchased $2,536,153,000 of investment securities and sold $1,067,055,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2008	September 30, 2007
	Shares	Shares
	(000)	(000)
Issued	144,544	225,167
Issued in Lieu of Cash Distributions	13,888	8,327
Redeemed	(40,848)	(50,427)
Net Increase (Decrease) in Shares Outstanding	117,584	183,067

Target Retirement 2020 Fund

Fund Profile

As of March 31, 2008

Financial Attributes

Yield[1]	2.9%
Acquired Fund Fees and Expenses[2]	0.19%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	56.8%
Total Bond Market Index Fund	28.9
European Stock Index Fund	7.9
Pacific Stock Index Fund	3.4
Emerging Markets Stock Index Fund	3.0

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 30-day SEC yield. See the Glossary on page 65.

2 This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 59 for a glossary of investment terms.

Target Retirement 2020 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006–March 31, 2008
				Target
				2020
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
2006	5.7%	0.0%	5.7%	5.7%
2007	14.2	1.0	15.2	15.3
2008[2]	–8.7	1.6	–7.1	–7.1

Average Annual Total Returns: Periods Ended March 31, 2008

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2020 Fund[3]	6/7/2006	–0.73%	5.52%	1.51%	7.03%

1 The Target 2020 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 57% MSCI US Broad Market Index, 29% Lehman U.S. Aggregate Bond Index, 11% MSCI EAFE Index, and 3% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

2 Six months ended March 31, 2008.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table on page 50 for dividend and capital gains information.

Target Retirement 2020 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (56.8%)
Vanguard Total Stock Market Index Fund Investor Shares	54,620,400	1,740,206
Vanguard Total Stock Market ETF	27,700	3,636

International Stock Funds (14.3%)
Vanguard European Stock Index Fund Investor Shares	6,687,125	243,277
Vanguard Pacific Stock Index Fund Investor Shares	8,869,389	103,594
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,073,141	91,119

Bond Fund (28.8%)
Vanguard Total Bond Market Index Fund Investor Shares	86,240,763	884,830
Total Investment Companies (Cost $3,209,974)		3,066,662
Other Assets And Liabilities (0.1%)
Receivables for Capital Shares Issued		144,489
Other Assets		3,258
Payables for Investment Securities Purchased		(140,557)
Other Liabilities		(4,620)
		2,570
Net Assets (100%)
Applicable to 139,189,840 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,069,232
Net Asset Value Per Share		$22.05

At March 31, 2008, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	3,201,598	$23.00
Undistributed Net Investment Income	16,923.12
Accumulated Net Realized Losses	(5,977)	(0.04)
Unrealized Depreciation	(143,312)	(1.03)
Net Assets	3,069,232	$22.05

• See Note A in Notes to Financial Statements.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2020 Fund

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Income Distributions Received	39,967
Net Investment Income—Note B	39,967
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(6,000)
Realized Net Gain (Loss)	(6,000)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(225,274)
Net Increase (Decrease) in Net Assets Resulting from Operations	(191,307)

Target Retirement 2020 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	39,967	22,355
Realized Net Gain (Loss)	(6,000)	24
Change in Unrealized Appreciation (Depreciation)	(225,274)	79,776
Net Increase (Decrease) in Net Assets Resulting from Operations	(191,307)	102,155
Distributions
Net Investment Income	(42,617)	(3,141)
Realized Capital Gain	—	—
Total Distributions	(42,617)	(3,141)
Capital Share Transactions—Note E
Issued	1,738,900	1,602,760
Issued in Lieu of Cash Distributions	42,558	3,137
Redeemed	(196,892)	(103,496)
Net Increase (Decrease) from Capital Share Transactions	1,584,566	1,502,401
Total Increase (Decrease)	1,350,642	1,601,415
Net Assets
Beginning of Period	1,718,590	117,175
End of Period[1]	3,069,232	1,718,590

1 Net Assets—End of Period includes undistributed net investment income of $16,923,000 and $19,573,000.

Target Retirement 2020 Fund

Financial Highlights

	Six Months	Year	June 7,
	Ended	Ended	2006[1] to
	March 31,	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$24.15	$21.14	$20.00
Investment Operations
Net Investment Income	.38[2]	.60[2]	.19[2]
Capital Gain Distributions Received	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(2.07)	2.60	.95
Total from Investment Operations	(1.69)	3.20	1.14
Distributions
Dividends from Net Investment Income	(.41)	(.19)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.41)	(.19)	—
Net Asset Value, End of Period	$22.05	$24.15	$21.14

Total Return[3]	–7.10%	15.21%	5.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,069	$1,719	$117
Ratio of Expenses to Average Net Assets—Note B	0%[4]	0%	0%
Ratio of Net Investment Income to Average Net Assets	2.94%*	2.61%	2.24%*
Portfolio Turnover Rate	15%*	4%	2%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 The acquired fund fees and expenses were 0.19% (annualized).

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund

Notes to Financial Statements

Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2007) and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2008, the cost of investment securities for tax purposes was $3,209,974,000. Net unrealized depreciation of investment securities for tax purposes was $143,312,000, consisting of unrealized gains of $21,338,000 on securities that had risen in value since their purchase and $164,650,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2020 Fund

D. During the six months ended March 31, 2008, the fund purchased $1,765,958,000 of investment securities and sold $184,762,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2008	September 30, 2007
	Shares	Shares
	(000)	(000)
Issued	74,879	69,925
Issued in Lieu of Cash Distributions	1,813	141
Redeemed	(8,651)	(4,461)
Net Increase (Decrease) in Shares Outstanding	68,041	65,605

Target Retirement 2025 Fund

Fund Profile

As of March 31, 2008

Financial Attributes

Yield[1]	2.7%
Acquired Fund Fees and Expenses[2]	0.18%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	1.00

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	62.8%
Total Bond Market Index Fund	21.3
European Stock Index Fund	8.8
Pacific Stock Index Fund	3.8
Emerging Markets Stock Index Fund	3.3

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 30-day SEC yield. See the Glossary on page 65.

2 This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 65.

4 The Target 2025 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 64% MSCI US Broad Market Index, 21% Lehman U.S. Aggregate Bond Index, 12% MSCI EAFE Index, and 3% MSCI Emerging Markets Index.The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with fund’s asset allocation.

Target Retirement 2025 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003–March 31, 2008
				Target
				2025
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
2004	8.2%	0.6%	8.8%	8.7%
2005	9.1	1.7	10.8	11.0
2006	6.0	2.2	8.2	8.3
2007	14.0	2.5	16.5	16.4
2008[2]	–10.4	2.0	–8.4	–8.4

Average Annual Total Returns: Periods Ended March 31, 2008

			Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2025 Fund[3]	10/27/2003	–1.67%	5.69%	2.06%	7.75%

1 The Target 2025 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 64% MSCI US Broad Market Index, 21% Lehman U.S. Aggregate Bond Index, 12% MSCI EAFE Index, and 3% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

2 Six months ended March 31, 2008.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table on page 59 for dividend and capital gains information.

Target Retirement 2025 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (62.8%)
Vanguard Total Stock Market Index Fund Investor Shares	144,323,883	4,598,159
Vanguard Total Stock Market ETF	750,700	98,529

International Stock Funds (15.8%)
Vanguard European Stock Index Fund Investor Shares	17,989,783	654,468
Vanguard Pacific Stock Index Fund Investor Shares	24,128,532	281,821
Vanguard Emerging Markets Stock Index Fund Investor Shares	8,364,768	248,016

Bond Fund (21.3%)
Vanguard Total Bond Market Index Fund Investor Shares	155,342,809	1,593,817
Total Investment Companies (Cost $7,280,054)		7,474,810
Other Assets And Liabilities (0.1%)
Other Assets		59,388
Liabilities		(50,641)
		8,747
Net Assets (100%)
Applicable to 585,992,532 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		7,483,557
Net Asset Value Per Share		$12.77

At March 31, 2008, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	7,302,553	$12.46
Undistributed Net Investment Income	38,865.07
Accumulated Net Realized Losses	(52,617)	(.09)
Unrealized Appreciation	194,756.33
Net Assets	7,483,557	$12.77

• See Note A in Notes to Financial Statements.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2025 Fund

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Income Distributions Received	109,385
Net Investment Income—Note B	109,385
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(24,332)
Realized Net Gain (Loss)	(24,332)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(715,675)
Net Increase (Decrease) in Net Assets Resulting from Operations	(630,622)

Target Retirement 2025 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	109,385	130,000
Realized Net Gain (Loss)	(24,332)	747
Change in Unrealized Appreciation (Depreciation)	(715,675)	647,918
Net Increase (Decrease) in Net Assets Resulting from Operations	(630,622)	778,665
Distributions
Net Investment Income	(159,322)	(99,473)
Realized Capital Gain	—	—
Total Distributions	(159,322)	(99,473)
Capital Share Transactions—Note E
Issued	1,818,571	2,514,282
Issued in Lieu of Cash Distributions	158,878	99,047
Redeemed	(424,735)	(528,787)
Net Increase (Decrease) from Capital Share Transactions	1,552,714	2,084,542
Total Increase (Decrease)	762,770	2,763,734
Net Assets
Beginning of Period	6,720,787	3,957,053
End of Period[1]	7,483,557	6,720,787

1 Net Assets—End of Period includes undistributed net investment income of $38,865,000 and $88,802,000.

Target Retirement 2025 Fund

Financial Highlights

	Six Months				Sept. 1,	Oct. 27,
	Ended				2004, to	2003[2] to
For a Share Outstanding	March 31,	Year Ended September 30,			Sept. 30,	Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$14.26	$12.51	$11.80	$10.82	$10.69	$10.00
Investment Operations
Net Investment Income	.19	.30	.321[3]	.320[3]	.02	.13
Capital Gain Distributions Received	—	—	—	.003[3]	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	(1.37)	1.74	.630	.839	.11	.62
Total from Investment Operations	(1.18)	2.04	.951	1.162	.13	.75
Distributions
Dividends from Net Investment Income	(.31)	(.29)	(.240)	(.180)	—	(.06)
Distributions from Realized Capital Gains	—	—	(.001)	(.002)	—	—
Total Distributions	(.31)	(.29)	(.241)	(.182)	—	(.06)
Net Asset Value, End of Period	$12.77	$14.26	$12.51	$11.80	$10.82	$10.69

Total Return[4]	–8.43%	16.51%	8.18%	10.80%	1.22%	7.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,484	$6,721	$3,957	$1,968	$495	$453
Ratio of Expenses to
Average Net Assets—Note B	0%[5]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.67%*	2.43%	2.66%	2.84%	2.55%*	2.33%*
Portfolio Turnover Rate	20%*	4%	22%	2%	0%	3%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Inception.

3 Calculated based on average shares outstanding.

4 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5 The acquired fund fees and expenses were 0.18% (annualized).

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund

Notes to Financial Statements

Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–September 30, 2007) and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2007, the fund had available realized losses of $27,899,000 to offset future net capital gains of $27,795,000 through September 30, 2015, and $104,000 through September 30, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

Target Retirement 2025 Fund

At March 31, 2008, the cost of investment securities for tax purposes was $7,280,054,000. Net unrealized appreciation of investment securities for tax purposes was $194,756,000, consisting of unrealized gains of $197,887,000 on securities that had risen in value since their purchase and $3,131,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended March 31, 2008, the fund purchased $2,234,250,000 of investment securities and sold $731,874,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2008	September 30, 2007
	Shares	Shares
	(000)	(000)
Issued	134,860	186,702
Issued in Lieu of Cash Distributions	11,563	7,567
Redeemed	(31,848)	(39,196)
Net Increase (Decrease) in Shares Outstanding	114,575	155,073

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.

The table on page 63 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2007	3/31/2008	Period[1]
Based on Actual Fund Return
Income	$1,000.00	$1,009.03	$0.95
2005	1,000.00	982.27	0.94
2010	1,000.00	958.45	0.93
2015	1,000.00	941.63	0.87
2020	1,000.00	928.99	0.92
2025	1,000.00	915.72	0.86
Based on Hypothetical 5% Yearly Return
Income	$1,000.00	$1,024.05	$0.96
2005	1,000.00	1,024.05	0.96
2010	1,000.00	1,024.05	0.96
2015	1,000.00	1,024.10	0.91
2020	1,000.00	1,024.05	0.96
2025	1,000.00	1,024.10	0.91

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1 The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.19%, 0.19%, 0.19%, 0.18%, 0.19%, and 0.18%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figures for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Target Retirement Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985, and has led the Quantitative Equity Group since 1987. Duane Kelly, the Vanguard principal responsible for the day-to-day management of the funds, has been with Vanguard since 1989. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the funds, including any periods of outperformance or underperformance compared with relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the most recent performance of the funds is contained in the Performance Summary pages of this report.

Cost

The board concluded that the funds’ average weighted expense ratios (or acquired fund fees and expenses) were far below the average expense ratios for the funds’ composite peer groups. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the Target Retirement Funds invest has advisory expenses well below the relevant peer-group average. Information about the Target Retirement Funds’ acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements pages for each fund.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s low-cost arrangement with the Target Retirement Funds and their underlying funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
155 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
155 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
155 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
155 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
155 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
155 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
155 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
155 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
155 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
155 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
155 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
155 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the ship logo are
trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People	All comparative mutual fund data are from Lipper Inc.
With Hearing Impairment > 800-952-3335	or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3082 052008

>  Fiscal half-year returns for the five Target Retirement Funds included in this report ranged from –9.6% for the slightly more conservative Target Retirement 2030 Fund to –10.3% for the Target Retirement 2050 Fund.

>  Bonds outperformed stocks during the six months, as interest rates fell on Treasury securities. U.S. and international stock markets retreated from their peaks and finished the period in negative territory.

>  Among the five underlying Vanguard funds represented in this group of Target Retirement Funds, the Total Bond Market Index Fund returned 5.3%. Returns of the equity index funds ranged from –7.8% for Vanguard Emerging Markets Stock Index Fund to –12.7% for Vanguard Pacific Stock Index Fund, tracking the results of their respective benchmark indexes.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Target Retirement 2030 Fund	7
Target Retirement 2035 Fund	16
Target Retirement 2040 Fund	26
Target Retirement 2045 Fund	35
Target Retirement 2050 Fund	45
About Your Fund’s Expenses	54
Trustees Approve Advisory Arrangement	56
Glossary	57

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended March 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Target Retirement 2030 Fund	VTHRX	–9.6%
Target 2030 Composite Index[1]		–9.6
Target 2030 Composite Average[2]		–10.9

Vanguard Target Retirement 2035 Fund	VTTHX	–10.2%
Target 2035 Composite Index[1]		–10.3
Target 2035 Composite Average[2]		–11.4

Vanguard Target Retirement 2040 Fund	VFORX	–10.2%
Target 2040 Composite Index[1]		–10.3
Target 2040 Composite Average[2]		–11.4

Vanguard Target Retirement 2045 Fund	VTIVX	–10.2%
Target 2045 Composite Index[1]		–10.3
Target 2045 Composite Average[2]		–11.4

Vanguard Target Retirement 2050 Fund	VFIFX	–10.3%
Target 2050 Composite Index[1]		–10.3
Target 2050 Composite Average[2]		–11.4

1  Returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the Morgan Stanley Capital International (MSCI) US Broad Market Index; for international stocks, the MSCI Europe, Australasia, Far East Index and the MSCI Emerging Markets Index; and for bonds, the Lehman U.S. Aggregate Bond Index. Each composite index changes over time with the fund’s asset allocation.

2  Each composite average weights the average returns of the appropriate mutual fund peer groups in proportion with the targeted weighting of the specific Target Retirement Fund. All together, the composites use returns for the average fixed income fund, the average general equity fund, the average international fund, and the average emerging markets fund. These returns are derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

For the six months ended March 31, 2008, the Vanguard Target Retirement Funds in this series delivered generally disappointing returns clustered in a narrow range from –9.6% to about –10.3%. That said, their performance was in line with the returns of their respective benchmark composite indexes, and ahead of their peer-group average returns—which generally reflect the returns of actively managed funds bundled in similar asset allocations. The Target Retirement 2030 Fund, with its modestly more conservative positioning, fared slightly better (–9.6%) than its even-longer-dated fund counterparts.

This report describes the performance for five of Vanguard’s 11 Target Retirement Funds (the shorter-dated funds are covered in a separate report). Because the target retirement dates for investors in these five funds are roughly two to four decades in the future, all of these funds have high equity allocations (ranging from 86% to 90%) to try to capture the greater potential return from stocks over time.

Stocks of all sorts sank amid credit-market concerns

The broad U.S. stock market declined –12.4% for the six months ended March 31 as investor sentiment turned bearish amid fears of a U.S. recession, the weakening U.S. dollar, and the tightening of global credit markets in reaction to the subprime-mortgage crisis that began in midsummer 2007.

2

Large-capitalization stocks fared a bit better than small-caps, growth stocks generally outpaced their value-oriented counterparts, and international stocks again outperformed U.S. stocks over the six months; nonetheless, each group posted a negative return.

Subprime-mortgage woes roiled the bond market

Credit markets seized up as trouble spread from subprime-mortgage-backed securities to other issues. Investors flocked to higher-quality government and corporate bonds, driving U.S. Treasury bond prices higher.

Unlike stocks, the broad taxable bond market pushed forward, posting a total return of 5.2% for the fiscal half-year as lower interest rates depressed yields and bumped up prices. By contrast, tax-exempt municipal bonds returned only 0.7% as fixed income investors moved in droves to Treasuries in search of the highest-quality, most-liquid securities. This, combined with concerns about the financial strength of the insurers backing certain municipal bonds, pushed municipal yields above those of Treasuries.

In response to the tumult in the credit markets and the deteriorating economic outlook, the Federal Reserve Board aggressively reduced its target for the federal funds rate. The Fed continued a series of rate cuts that began late last summer, ending with a 0.75 percentage point cut in March. The target rate stood at 2.25% at the end of the period, the lowest level since early 2005.

Market Barometer
	Total Returns
	Periods Ended March 31, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–12.4%	–5.4%	11.9%
Russell 2000 Index (Small-caps)	–14.0	–13.0	14.9
Dow Jones Wilshire 5000 Index (Entire market)	–12.4	–5.8	12.5
MSCI All Country World Index ex USA (International)	–9.6	2.6	24.0

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.2%	7.7%	4.6%
Lehman Municipal Bond Index	0.7	1.9	3.9
Citigroup 3-Month Treasury Bill Index	1.7	4.2	3.0

CPI
Consumer Price Index	2.4%	4.0%	3.0%

1  Annualized.

3

Performance reflected volatile stock markets

Each Target Retirement Fund is a “fund of funds” composed of five underlying Vanguard index funds—one bond fund and four equity funds. The allocation among these underlying funds reflects a risk profile consistent with each fund’s target date. However, as befits their long time horizons, the Target Retirement Funds in this series have not only higher equity exposure overall but also slightly higher exposure to international stocks—which can enhance diversification in a stock-heavy portfolio. By design, as the retirement date nears, each portfolio’s allocations will gradually become more oriented toward income than growth.

Among the five underlying funds represented in each of these Target Retirement portfolios, the best performer was Vanguard Total Bond Market Index Fund, which returned 5.3%, as the broad U.S. bond market outperformed the broad U.S. and international stock markets. After soaring to record highs early in the half-year, global markets retreated, landing the four equity index funds in negative territory. In a continuation of recent trends, equities in fast-growing emerging markets (–7.8%) substantially outperformed those in U.S. and developed international markets—where returns ranged from –9.5% for Vanguard European Stock Index Fund to –12.7% for Vanguard Pacific Stock Index Fund.

Asset Allocations on March 31, 2008

			Short-Term
	Stocks[1]	Bonds	Investments
2030	86%	14%	0%
2035	90	10	0
2040	90	10	0
2045	90	10	0
2050	90	10	0

1  As of March 31, 2008, international stock weightings for the 2030, 2035, 2040, 2045, and 2050 Funds were 17%, 18%, 18%, 18%, and 18% of assets, respectively.

4

The Target Retirement 2030 Fund was the best performer in this group for the fiscal period, posting a –9.6% return. The fund benefited from its slightly more conservative equity allocation (86% at March 31). The funds with target retirement dates from 2035 to 2050 returned –10.2% to –10.3%, as minor variations in their regional equity market exposures translated into very slight differences in their relative performance.

Understanding the economic and market factors that affect short-term results—whether gratifying or disappointing—can put recent performance in context but provides few clues to the future, especially if your investment horizon is measured in decades. Your best clue to the future is asset allocation, the primary determinant of performance. That’s why the Target Retirement Funds put asset allocation in the driver’s seat, by providing a mix of investments appropriate for your objectives, risk tolerance, and timeline. As with any investment, you should evaluate their performance over longer time periods. And keeping an eye on costs is always important. For a comparison of expense ratios for the Target Retirement Funds and their peers, please see the table below.

A convenient, sophisticated hands-off retirement option

When clouds darken the investment horizon, it can be appealing to run for shelter. And when skies clear, caution can seem needless. Neither impulse is likely to contribute to long-term investment success. Instead, we encourage you to invest with a long-term view, diversify within and across primary asset classes, and pay attention to costs.

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Acquired Fund	Peer-Group
	Fees and	Expense
	Expenses[1]	Ratio[2]
2030	0.18%	1.35%
2035	0.18	1.37
2040	0.19	1.37
2045	0.18	1.37
2050	0.18	1.37

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the Target Retirement Funds invest. The Target Retirement Funds do not charge any expenses or fees of their own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  Peer groups are (from top to bottom) the Target 2030 Composite Average, the Target 2035 Composite Average, the Target 2040 Composite Average, the Target 2045 Composite Average, and the Target 2050 Composite Average. Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate Target Retirement Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

5

Vanguard’s Target Retirement Funds can make these time-tested principles the bedrock of your investment program by providing a diversified portfolio that is balanced among money market, bond, and stock funds. Each Target Retirement Fund starts with an asset mix tailored to your time horizon. Over time, without any action required on your part, that asset mix gradually becomes more conservative, ultimately mirroring that of the Target Retirement Income Fund, when you’ve left the workforce and your need for current income is paramount. And because all of the underlying funds have low expenses, you benefit by keeping more of the returns, an advantage that compounds over time.

As I close this report to you, it’s my pleasure to introduce the funds’ new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the funds’ board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

April 11, 2008

Your Funds’ Performance at a Glance
September 30, 2007–March 31, 2008

	Starting	Ending	Distributions Per Share
	Share	Share	Income	Capital	30-Day
	Price	Price	Dividends	Gains	SEC Yield
2030	$24.74	$22.02	$0.370	$0.000	2.49%
2035	15.25	13.43	0.290	0.000	2.38
2040	24.70	21.83	0.370	0.000	2.38
2045	15.75	13.87	0.300	0.000	2.39
2050	24.79	21.91	0.370	0.000	2.39

6

Target Retirement 2030 Fund

Fund Profile

As of March 31, 2008

Financial Attributes

Yield[1]	2.5%
Acquired Fund Fees and Expenses[2]	0.18%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	68.9%
Total Bond Market Index Fund	13.8
European Stock Index Fund	9.6
Pacific Stock Index Fund	4.1
Emerging Markets Stock Index Fund	3.6

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  30-day SEC yield. See the Glossary on page 57.

2  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 57 for a glossary of investment terms.

7

Target Retirement 2030 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006–March 31, 2008

				Target 2030
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
2006	6.3%	0.0%	6.3%	6.3%
2007	16.4	1.0	17.4	17.5
2008[2]	–11.0	1.4	–9.6	–9.6

Average Annual Total Returns: Periods Ended March 31, 2008

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2030 Fund[3]	6/7/2006	–2.57%	5.44%	1.39%	6.83%

1  The Target 2030 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 68% MSCI US Broad Market Index Index, 14% MSCI EAFE Index, 14% Lehman U.S. Aggregate Bond Index, and 4% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

2  Six months ended March 31, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights table on page 13 for dividend and capital gains information.

8

Target Retirement 2030 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Funds (68.6%)
Vanguard Total Stock Market Index Fund Investor Shares	39,724,710	1,265,629
Vanguard Total Stock Market ETF	8,600	1,129

International Stock Funds (17.3%)
Vanguard European Stock Index Fund Investor Shares	4,863,896	176,948
Vanguard Pacific Stock Index Fund Investor Shares	6,460,669	75,461
Vanguard Emerging Markets Stock Index Fund Investor Shares	2,232,221	66,185

Bond Fund (13.8%)
Vanguard Total Bond Market Index Fund Investor Shares	24,783,793	254,282

Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.800%	549,755	550
Total Investment Companies (Cost $1,953,753)		1,840,184
Other Assets and Liabilities (0.3%)
Receivables for Capital Shares Issued		74,769
Other Assets		944
Payables for Investment Securities Purchased		(69,567)
Other Liabilities		(1,365)
		4,781
Net Assets (100%)
Applicable to 83,800,469 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,844,965
Net Asset Value Per Share		$22.02

9

Target Retirement 2030 Fund

At March 31, 2008, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	1,952,865	$23.31
Undistributed Net Investment Income	8,322.10
Accumulated Net Realized Losses	(2,653)	(.03)
Unrealized Depreciation	(113,569)	(1.36)
Net Assets	1,844,965	$22.02

•  See Note A in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

10

Target Retirement 2030 Fund

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Income Distributions Received	21,694
Net Investment Income—Note B	21,694
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(2,669)
Realized Net Gain (Loss)	(2,669)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(174,701)
Net Increase (Decrease) in Net Assets Resulting from Operations	(155,676)

11

Target Retirement 2030 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,694	11,196
Realized Net Gain (Loss)	(2,669)	20
Change in Unrealized Appreciation (Depreciation)	(174,701)	59,689
Net Increase (Decrease) in Net Assets Resulting from Operations	(155,676)	70,905
Distributions
Net Investment Income	(22,913)	(1,844)
Realized Capital Gain	—	—
Total Distributions	(22,913)	(1,844)
Capital Share Transactions—Note E
Issued	1,012,689	1,037,335
Issued in Lieu of Cash Distributions	22,869	1,842
Redeemed	(114,561)	(74,341)
Net Increase (Decrease) from Capital Share Transactions	920,997	964,836
Total Increase (Decrease)	742,408	1,033,897
Net Assets
Beginning of Period	1,102,557	68,660
End of Period[1]	1,844,965	1,102,557

1  Net Assets—End of Period includes undistributed net investment income of $8,322,000 and $9,541,000.

12

Target Retirement 2030 Fund

Financial Highlights

	Six Months	Year	June 7,
	Ended	Ended	2006[1] to
	March 31,	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$24.74	$21.25	$20.00
Investment Operations
Net Investment Income	.34[2]	.49[2]	.17[2]
Capital Gain Distributions Received	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(2.69)	3.19	1.08
Total from Investment Operations	(2.35)	3.68	1.25
Distributions
Dividends from Net Investment Income	(.37)	(.19)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.37)	(.19)	—
Net Asset Value, End of Period	$22.02	$24.74	$21.25

Total Return[3]	–9.62%	17.40%	6.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,845	$1,103	$69
Ratio of Expenses to Average Net Assets—Note B	0%[4]	0%	0%
Ratio of Net Investment Income to Average Net Assets	2.51%*	2.10%	1.81%*
Portfolio Turnover Rate	5%*	4%	13%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  The acquired fund fees and expenses were 0.18% (annualized).

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Target Retirement 2030 Fund

Notes to Financial Statements

Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2007) and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2008, the cost of investment securities for tax purposes was $1,953,753,000. Net unrealized depreciation of investment securities for tax purposes was $113,569,000, consisting of unrealized gains of $7,571,000 on securities that had risen in value since their purchase and $121,140,000 in unrealized losses on securities that had fallen in value since their purchase.

14

Target Retirement 2030 Fund

D. During the six months ended March 31, 2008, the fund purchased $954,346,000 of investment securities and sold $38,440,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2008	September 30, 2007
	Shares	Shares
	(000)	(000)
Issued	43,273	44,391
Issued in Lieu of Cash Distributions	956	81
Redeemed	(4,990)	(3,142)
Net Increase (Decrease) in Shares Outstanding	39,239	41,330

15

Target Retirement 2035 Fund

Fund Profile

As of March 31, 2008

Financial Attributes

Yield[1]	2.4%
Acquired Fund Fees and Expenses[2]	0.18%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	1.00

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	71.7%
European Stock Index Fund	10.0
Total Bond Market Index Fund	10.0
Pacific Stock Index Fund	4.4
Emerging Markets Stock Index Fund	3.9

Fund Asset Allocation

16

Target Retirement 2035 Fund

Equity Investment Focus

Fixed Income Investment Focus

1  30-day SEC yield. See the Glossary on page 57.

2  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

3  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 57.

4  The Target 2035 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 72% MSCI US Broad Market Index Index, 14% MSCI EAFE Index, 10% Lehman U.S. Aggregate Bond Index, and 4% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

17

Target Retirement 2035 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003–March 31, 2008

				Target 2035
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
2004	9.2%	0.7%	9.9%	10.0%
2005	11.9	1.6	13.5	13.6
2006	7.9	1.8	9.7	9.9
2007	15.7	2.2	17.9	18.0
2008[2]	–11.9	1.7	–10.2	–10.3

Average Annual Total Returns: Periods Ended March 31, 2008

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2035 Fund[3]	10/27/2003	–3.07%	6.89%	1.84%	8.73%

1  The Target 2035 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 72% MSCI US Broad Market Index Index, 14% MSCI EAFE Index, 10% Lehman U.S. Aggregate Bond Index, and 4% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

2  Six months ended March 31, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights table on page 23 for dividend and capital gains information.

18

Target Retirement 2035 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Funds (71.6%)
Vanguard Total Stock Market Index Fund Investor Shares	107,573,740	3,427,299
Vanguard Total Stock Market ETF	587,700	77,136

International Stock Funds (18.3%)
Vanguard European Stock Index Fund Investor Shares	13,481,120	490,443
Vanguard Pacific Stock Index Fund Investor Shares	18,335,533	214,159
Vanguard Emerging Markets Index Fund Investor Shares	6,390,722	189,485

Bond Fund (9.9%)
Vanguard Total Bond Market Index Fund Investor Shares	47,398,872	486,313

Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.800%	2,343,218	2,343
Total Investment Companies (Cost $4,777,178)		4,887,178
Other Assets and Liabilities (0.2%)
Other Assets		34,234
Liabilities		(26,844)
		7,390
Net Assets (100%)
Applicable to 364,532,146 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		4,894,568
Net Asset Value Per Share		$13.43

19

Target Retirement 2035 Fund

At March 31, 2008, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	4,787,224	$13.14
Undistributed Net Investment Income	21,770.06
Accumulated Net Realized Losses	(24,426)	(.07)
Unrealized Appreciation	110,000.30
Net Assets	4,894,568	$13.43

•  See Note A in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

20

Target Retirement 2035 Fund

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Income Distributions Received	66,905
Net Investment Income—Note B	66,905
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(14,581)
Realized Net Gain (Loss)	(14,581)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(564,761)
Net Increase (Decrease) in Net Assets Resulting from Operations	(512,437)

21

Target Retirement 2035 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,905	74,617
Realized Net Gain (Loss)	(14,581)	460
Change in Unrealized Appreciation (Depreciation)	(564,761)	480,868
Net Increase (Decrease) in Net Assets Resulting from Operations	(512,437)	555,945
Distributions
Net Investment Income	(93,586)	(55,711)
Realized Capital Gain	—	—
Total Distributions	(93,586)	(55,711)
Capital Share Transactions—Note E
Issued	1,143,877	1,808,436
Issued in Lieu of Cash Distributions	93,311	55,512
Redeemed	(289,848)	(373,254)
Net Increase (Decrease) from Capital Share Transactions	947,340	1,490,694
Total Increase (Decrease)	341,317	1,990,928
Net Assets
Beginning of Period	4,553,251	2,562,323
End of Period[1]	4,894,568	4,553,251

1  Net Assets—End of Period includes undistributed net investment income of $21,770,000 and $48,451,000.

22

Target Retirement 2035 Fund

Financial Highlights

	Six Months				Sept. 1,	Oct. 27,
	Ended				2004, to	2003[2] to
For a Share Outstanding	March 31,	Year Ended September 30,			Sept. 30,	Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$15.25	$13.18	$12.22	$10.92	$10.76	$10.00
Investment Operations
Net Investment Income	.19	.27	.28[3]	.27[3]	.03	.115
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(1.72)	2.06	.89	1.20	.13	.710
Total from Investment Operations	(1.53)	2.33	1.17	1.47	.16	.825
Distributions
Dividends from Net Investment Income	(.29)	(.26)	(.21)	(.17)	—	(.065)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.29)	(.26)	(.21)	(.17)	—	(.065)
Net Asset Value, End of Period	$13.43	$15.25	$13.18	$12.22	$10.92	$10.76

Total Return[4]	–10.19%	17.87%	9.70%	13.53%	1.49%	8.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,895	$4,553	$2,562	$1,092	$236	$211
Ratio of Expenses to
Average Net Assets—Note B	0%[5]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.37%*	2.09%	2.21%	2.33%	1.97%*	1.70%*
Portfolio Turnover Rate	12%*	1%	14%	0%	0%	2%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Inception.

3  Calculated based on average shares outstanding.

4  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5  The acquired fund fees and expenses were 0.18% (annualized).

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Target Retirement 2035 Fund

Notes to Financial Statements

Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–September 30, 2007) and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2007, the fund had available realized losses of $9,887,000 to offset future net capital gains through September 30, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

24

Target Retirement 2035 Fund

At March 31, 2008, the cost of investment securities for tax purposes was $4,777,178,000. Net unrealized appreciation of investment securities for tax purposes was $110,000,000, consisting of unrealized gains of $130,498,000 on securities that had risen in value since their purchase and $20,498,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended March 31, 2008, the fund purchased $1,217,244,000 of investment securities and sold $293,829,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2008	September 30, 2007
	Shares	Shares
	(000)	(000)
Issued	80,200	125,990
Issued in Lieu of Cash Distributions	6,365	3,985
Redeemed	(20,514)	(25,894)
Net Increase (Decrease) in Shares Outstanding	66,051	104,081

25

Target Retirement 2040 Fund

Fund Profile

As of March 31, 2008

Financial Attributes

Yield[1]	2.4%
Acquired Fund Fees and Expenses[2]	0.19%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	72.0%
Total Bond Market Index Fund	10.0
European Stock Index Fund	10.0
Pacific Stock Index Fund	4.3
Emerging Markets Stock Index Fund	3.7

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  30-day SEC yield. See the Glossary on page 57.

2  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 57 for a glossary of investment terms.

26

Target Retirement 2040 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006–March 31, 2008

				Target 2040
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
2006	5.7%	0.0%	5.7%	5.7%
2007	16.9	0.9	17.8	18.0
2008[2]	–11.6	1.4	–10.2	–10.3

Average Annual Total Returns: Periods Ended March 31, 2008

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2040 Fund[3]	6/7/2006	–3.07%	4.94%	1.36%	6.30%

1  The Target 2040 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 72% MSCI US Broad Market Index Index, 14% MSCI EAFE Index, 10% Lehman U.S. Aggregate Bond Index, and 4% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

2  Six months ended March 31, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights table on page 32 for dividend and capital gains information.

27

Target Retirement 2040 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.6%)
U.S. Stock Funds (71.5%)
Vanguard Total Stock Market Index Fund Investor Shares	20,307,887	647,009
Vanguard Total Stock Market ETF	7,000	919

International Stock Funds (18.0%)
Vanguard European Stock Index Fund Investor Shares	2,484,884	90,400
Vanguard Pacific Stock Index Fund Investor Shares	3,301,437	38,561
Vanguard Emerging Markets Stock Fund Index Investor Shares	1,138,235	33,749

Bond Fund (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares	8,820,343	90,497

Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 2.800%	522,445	522
Total Investment Companies (Cost $960,646)		901,657
Other Assets and Liabilities (0.4%)
Receivables for Capital Shares Issued		43,763
Other Assets		335
Payables for Investment Securities Purchased		(39,784)
Other Liabilities		(738)
		3,576
Net Assets (100%)
Applicable to 41,462,751 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		905,233
Net Asset Value Per Share		$21.83

28

Target Retirement 2040 Fund

At March 31, 2008, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	961,377	$23.18
Undistributed Net Investment Income	3,550.09
Accumulated Net Realized Losses	(705)	(.02)
Unrealized Depreciation	(58,989)	(1.42)
Net Assets	905,233	$21.83

•  See Note A in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

29

Target Retirement 2040 Fund

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Income Distributions Received	10,106
Net Investment Income—Note B	10,106
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(692)
Realized Net Gain (Loss)	(692)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(87,695)
Net Increase (Decrease) in Net Assets Resulting from Operations	(78,281)

30

Target Retirement 2040 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,106	4,793
Realized Net Gain (Loss)	(692)	(13)
Change in Unrealized Appreciation (Depreciation)	(87,695)	28,039
Net Increase (Decrease) in Net Assets Resulting from Operations	(78,281)	32,819
Distributions
Net Investment Income	(10,639)	(794)
Realized Capital Gain	—	—
Total Distributions	(10,639)	(794)
Capital Share Transactions—Note E
Issued	540,961	496,598
Issued in Lieu of Cash Distributions	10,628	793
Redeemed	(70,188)	(48,582)
Net Increase (Decrease) from Capital Share Transactions	481,401	448,809
Total Increase (Decrease)	392,481	480,834
Net Assets
Beginning of Period	512,752	31,918
End of Period[1]	905,233	512,752

1  Net Assets—End of Period includes undistributed net investment income of $3,550,000 and $4,083,000.

31

Target Retirement 2040 Fund

Financial Highlights

	Six Months	Year	June 7,
	Ended	Ended	2006[1] to
	March 31,	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$24.70	$21.13	$20.00
Investment Operations
Net Investment Income	.33[2]	.46[2]	.16[2]
Capital Gain Distributions Received	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(2.83)	3.29	.97
Total from Investment Operations	(2.50)	3.75	1.13
Distributions
Dividends from Net Investment Income	(.37)	(.18)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.37)	(.18)	—
Net Asset Value, End of Period	$21.83	$24.70	$21.13

Total Return[3]	–10.25%	17.83%	5.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$905	$513	$32
Ratio of Expenses to Average Net Assets—Note B	0%[4]	0%	0%
Ratio of Net Investment Income to Average Net Assets	2.44%*	1.99%	1.72%*
Portfolio Turnover Rate	3%*	4%	0%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  The acquired fund fees and expenses were 0.19% (annualized).

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Target Retirement 2040 Fund

Notes to Financial Statements

Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2007) and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2008, the cost of investment securities for tax purposes was $960,646,000. Net unrealized depreciation of investment securities for tax purposes was $58,989,000, consisting of unrealized gains of $2,605,000 on securities that had risen in value since their purchase and $61,594,000 in unrealized losses on securities that had fallen in value since their purchase.

33

Target Retirement 2040 Fund

D. During the six months ended March 31, 2008, the fund purchased $488,558,000 of investment securities and sold $9,523,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2008	September 30, 2007
	Shares	Shares
	(000)	(000)
Issued	23,328	21,263
Issued in Lieu of Cash Distributions	446	35
Redeemed	(3,074)	(2,046)
Net Increase (Decrease) in Shares Outstanding	20,700	19,252

34

Target Retirement 2045 Fund

Fund Profile

As of March 31, 2008

Financial Attributes

Yield[1]	2.4%
Acquired Fund Fees and Expenses[2]	0.18%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	0.99

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	71.7%
European Stock Index Fund	10.1
Total Bond Market Index Fund	10.0
Pacific Stock Index Fund	4.4
Emerging Markets Stock Index Fund	3.8

Fund Asset Allocation

35

Equity Investment Focus

Fixed Income Investment Focus

1  30-day SEC yield. See the Glossary on page 57.

2  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

3  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 57.

4  The Target 2045 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 72% MSCI US Broad Market Index Index, 14% MSCI EAFE Index, 10% Lehman U.S. Aggregate Bond Index, and 4% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

36

Target Retirement 2045 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003–March 31, 2008

				Target 2045
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
2004	9.8%	0.7%	10.5%	10.7%
2005	13.6	1.5	15.1	15.2
2006	9.1	1.6	10.7	10.8
2007	15.9	2.0	17.9	18.0
2008[2]	–11.9	1.7	–10.2	–10.3

Average Annual Total Returns: Periods Ended March 31, 2008

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2045 Fund[3]	10/27/2003	–3.05%	7.69%	1.76%	9.45%

1  The Target 2045 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 72% MSCI US Broad Market Index Index, 14% MSCI EAFE Index, 10% Lehman U.S. Aggregate Bond Index, and 4% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

2  Six months ended March 31, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights table on page 42 for dividend and capital gains information.

37

Target Retirement 2045 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (71.6%)
Vanguard Total Stock Market Index Fund Investor Shares	52,969,345	1,687,603
Vanguard Total Stock Market ETF	266,500	34,978

International Stock Funds (18.3%)
Vanguard European Stock Index Fund Investor Shares	6,670,969	242,690
Vanguard Pacific Stock Index Fund Investor Shares	9,011,589	105,255
Vanguard Emerging Markets Index Fund Investor Shares	3,087,817	91,554

Bond Fund (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares	23,417,490	240,264

Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.800%	821,589	822
Total Investment Companies (Cost $2,360,020)		2,403,166
Other Assets and Liabilities (0.1%)
Other Assets		14,933
Liabilities		(11,752)
		3,181
Net Assets (100%)
Applicable to 173,541,931 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,406,347
Net Asset Value Per Share		$13.87

38

Target Retirement 2045 Fund

At March 31, 2008, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	2,360,500	$13.60
Undistributed Net Investment Income	9,750.06
Accumulated Net Realized Losses	(7,049)	(.04)
Unrealized Appreciation	43,146.25
Net Assets	2,406,347	$13.87

•  See Note A in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

39

Target Retirement 2045 Fund

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Income Distributions Received	32,711
Net Investment Income—Note B	32,711
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(7,126)
Realized Net Gain (Loss)	(7,126)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(276,114)
Net Increase (Decrease) in Net Assets Resulting from Operations	(250,529)

40

Target Retirement 2045 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,711	35,783
Realized Net Gain (Loss)	(7,126)	89
Change in Unrealized Appreciation (Depreciation)	(276,114)	229,398
Net Increase (Decrease) in Net Assets Resulting from Operations	(250,529)	265,270
Distributions
Net Investment Income	(45,797)	(24,576)
Realized Capital Gain[1]	—	(983)
Total Distributions	(45,797)	(25,559)
Capital Share Transactions—Note E
Issued	656,366	994,069
Issued in Lieu of Cash Distributions	45,697	25,473
Redeemed	(203,318)	(241,108)
Net Increase (Decrease) from Capital Share Transactions	498,745	778,434
Total Increase (Decrease)	202,419	1,018,145
Net Assets
Beginning of Period	2,203,928	1,185,783
End of Period[2]	2,406,347	2,203,928

1  Includes fiscal 2007 short-term gain distributions totaling $983,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2  Net Assets—End of Period includes undistributed net investment income of $9,750,000 and $22,836,000

41

Target Retirement 2045 Fund

Financial Highlights

	Six Months				Sept. 1,	Oct. 27,
	Ended				2004, to	2003[2] to
For a Share Outstanding	March 31,	Year Ended September 30,			Sept. 30,	Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$15.75	$13.60	$12.47	$10.98	$10.80	$10.00
Investment Operations
Net Investment Income	.20	.28	.27[3]	.24[3]	.03	.11
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(1.78)	2.13	1.05	1.41	.15	.76
Total from Investment Operations	(1.58)	2.41	1.32	1.65	.18	.87
Distributions
Dividends from Net Investment Income	(.30)	(.25)	(.19)	(.16)	—	(.07)
Distributions from Realized Capital Gains	—	(.01)	—	—	—	—
Total Distributions	(.30)	(.26)	(.19)	(.16)	—	(.07)
Net Asset Value, End of Period	$13.87	$15.75	$13.60	$12.47	$10.98	$10.80

Total Return[4]	–10.19%	17.90%	10.70%	15.09%	1.67%	8.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,406	$2,204	$1,186	$492	$85	$76
Ratio of Expenses to
Average Net Assets—Note B	0%[5]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.38%*	2.08%	2.03%	2.07%	1.65%*	1.38%*
Portfolio Turnover Rate	10%*	1%	3%	7%	0%	7%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Inception.

3  Calculated based on average shares outstanding.

4  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5  The acquired fund fees and expenses were 0.18% (annualized).

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Target Retirement 2045 Fund

Notes to Financial Statements

Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–September 30, 2007) and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2008, the cost of investment securities for tax purposes was $2,360,020,000. Net unrealized appreciation of investment securities for tax purposes was $43,146,000, consisting of unrealized gains of $59,306,000 on securities that had risen in value since their purchase and $16,160,000 in unrealized losses on securities that had fallen in value since their purchase.

43

Target Retirement 2045 Fund

D. During the six months ended March 31, 2008, the fund purchased $602,498,000 of investment securities and sold $114,808,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2008	September 30, 2007
	Shares	Shares
	(000)	(000)
Issued	44,575	67,196
Issued in Lieu of Cash Distributions	3,018	1,771
Redeemed	(13,955)	(16,238)
Net Increase (Decrease) in Shares Outstanding	33,638	52,729

44

Target Retirement 2050 Fund

Fund Profile

As of March 31, 2008

Financial Attributes

Yield[1]	2.4%
Acquired Fund Fees and Expenses[2]	0.18%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	71.8%
European Stock Index Fund	10.2
Total Bond Market Index Fund	10.1
Pacific Stock Index Fund	4.3
Emerging Markets Stock Index Fund	3.6

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  30-day SEC yield. See the Glossary on page 57.

2  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 57 for a glossary of investment terms.

45

Target Retirement 2050 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006–March 31, 2008

				Target 2050
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
2006	6.2%	0.0%	6.2%	6.2%
2007	16.7	1.1	17.8	18.0
2008[2]	–11.6	1.3	–10.3	–10.3

Average Annual Total Returns: Periods Ended March 31, 2008

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2050 Fund[3]	6/7/2006	–3.10%	5.15%	1.46%	6.61%

1  The Target 2050 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 72% MSCI US Broad Market Index Index, 14% MSCI EAFE Index, 10% Lehman U.S. Aggregate Bond Index, and 4% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

2  Six months ended March 31, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights table on page 51 for dividend and capital gains information.

46

Target Retirement 2050 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Funds (71.4%)
Vanguard Total Stock Market Index Fund Investor Shares	6,889,734	219,507
Vanguard Total Stock Market ETF	2,900	381

International Stock Funds (18.0%)
Vanguard European Stock Index Fund Investor Shares	859,924	31,284
Vanguard Pacific Stock Index Fund Investor Shares	1,128,428	13,180
Vanguard Emerging Markets Stock Index Fund Investor Shares	372,475	11,044

Bond Fund (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares	3,001,578	30,796

Money Market Fund (0.4%)
[1] Vanguard Market Liquidity Fund, 2.800%	1,191,236	1,191
Total Investment Companies (Cost $327,367)		307,383
Other Assets and Liabilities (0.2%)
Other Assets		4,084
Liabilities		(3,413)
		671
Net Assets (100%)
Applicable to 14,061,952 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		308,054
Net Asset Value Per Share		$21.91

47

Target Retirement 2050 Fund

At March 31, 2008, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	327,042	$23.26
Undistributed Net Investment Income	1,307.09
Accumulated Net Realized Losses	(311)	(.02)
Unrealized Depreciation	(19,984)	(1.42)
Net Assets	308,054	$21.91

•  See Note A in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

48

Target Retirement 2050 Fund

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Income Distributions Received	3,637
Net Investment Income—Note B	3,637
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(298)
Realized Net Gain (Loss)	(298)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(30,617)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,278)

49

Target Retirement 2050 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,637	1,803
Realized Net Gain (Loss)	(298)	(13)
Change in Unrealized Appreciation (Depreciation)	(30,617)	10,271
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,278)	12,061
Distributions
Net Investment Income	(3,848)	(328)
Realized Capital Gain	—	—
Total Distributions	(3,848)	(328)
Capital Share Transactions—Note E
Issued	187,402	203,586
Issued in Lieu of Cash Distributions	3,837	326
Redeemed	(44,205)	(35,763)
Net Increase (Decrease) from Capital Share Transactions	147,034	168,149
Total Increase (Decrease)	115,908	179,882
Net Assets
Beginning of Period	192,146	12,264
End of Period[1]	308,054	192,146

1  Net Assets—End of Period includes undistributed net investment income of $1,307,000 and $1,518,000.

50

Target Retirement 2050 Fund

Financial Highlights

	Six Months	Year	June 7,
	Ended	Ended	2006[1] to
	March 31,	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$24.79	$21.24	$20.00
Investment Operations
Net Investment Income	.34[2]	.48[2]	.17[2]
Capital Gain Distributions Received	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(2.85)	3.29	1.07
Total from Investment Operations	(2.51)	3.77	1.24
Distributions
Dividends from Net Investment Income	(.37)	(.22)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.37)	(.22)	—
Net Asset Value, End of Period	$21.91	$24.79	$21.24

Total Return[3]	–10.25%	17.85%	6.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$308	$192	$12
Ratio of Expenses to Average Net Assets—Note B	0%[4]	0%	0%
Ratio of Net Investment Income to Average Net Assets	2.46%*	2.04%	1.88%*
Portfolio Turnover Rate	1%*	2%	0%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  The acquired fund fees and expenses were 0.18% (annualized).

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Target Retirement 2050 Fund

Notes to Financial Statements

Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2007) and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended March 31, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2008, the cost of investment securities for tax purposes was $327,367,000. Net unrealized depreciation of investment securities for tax purposes was $19,984,000, consisting of unrealized gains $1,042,000 on securities that had risen in value since their purchase and $21,026,000 in unrealized losses on securities that had fallen in value since their purchase.

52

Target Retirement 2050 Fund

D. During the six months ended March 31, 2008, the fund purchased $148,316,000 of investment securities and sold $1,755,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2008	September 30, 2007
	Shares	Shares
	(000)	(000)
Issued	8,063	8,660
Issued in Lieu of Cash Distributions	160	14
Redeemed	(1,912)	(1,500)
Net Increase (Decrease) in Shares Outstanding	6,311	7,174

53

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund listed.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Six Months Ended March 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Target Retirement Fund	9/30/2007	3/31/2008	Period[1]
Based on Actual Fund Return
2030	$1,000.00	$903.82	$0.86
2035	1,000.00	898.08	0.85
2040	1,000.00	897.52	0.90
2045	1,000.00	898.08	0.85
2050	1,000.00	897.50	0.85
Based on Hypothetical 5% Yearly Return
2030	$1,000.00	$1,024.10	$0.91
2035	1,000.00	1,024.10	0.91
2040	1,000.00	1,024.05	0.96
2045	1,000.00	1,024.10	0.91
2050	1,000.00	1,024.10	0.91

1  The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.18%, 0.18%, 0.19%, 0.18%, and 0.18%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figures for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

54

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons, because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 54 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

55

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Target Retirement Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985, and has led the Quantitative Equity Group since 1987. Duane Kelly, the Vanguard principal responsible for the day-to-day management of the funds, has been with Vanguard since 1989. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the funds, including any periods of outperformance or underperformance compared with relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the most recent performance of the funds is contained in the Performance Summary pages of this report.

Cost

The board concluded that the funds’ average weighted expense ratios (or acquired fund fees and expenses) were far below the average expense ratios for the funds’ composite peer groups. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the Target Retirement Funds invest has advisory expenses well below the relevant peer-group average. Information about the Target Retirement Funds’ acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements pages for each fund.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s low-cost arrangement with the Target Retirement Funds and their underlying funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

56

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

57

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
155 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
155 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
155 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
155 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
155 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
155 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
155 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
155 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
155 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
155 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
155 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
155 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the ship logo are
trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036
respective owners.
Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.

or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by
the fund’s current prospectus.	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3082B 052008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: May 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: : May 13, 2008

VANGUARD CHESTER FUNDS
BY:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: : May 13, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.